1933 Act File No. 2-87072
                                                  1940 Act File No. 811-3875


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No. _____            [   ]
         Post-Effective Amendment No. 25              [ x ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 25                            [ x ]


               SENTRY VARIABLE ACCOUNT II
                      (Registrant)

              SENTRY LIFE INSURANCE COMPANY
                       (Depositor)
                 1800 North Point Drive
             Stevens Point, Wisconsin 54481
                Telephone (715) 346-6000


                   William M. O'Reilly
              Sentry Life Insurance Company
                 1800 North Point Drive
                 Stevens Point, WI 54481
                   (Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2002, pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ___________________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

                            CROSS REFERENCE SHEET

                            (Required by Rule 495)


Item No.                                                           Location
                                     PART A
  1      Cover Page  ..............................  Cover Page
  2      Definitions  .............................  Definitions
  3      Synopsis .................................  Summary
  4      Condensed Financial Information  .........  Condensed Financial
                                                     Information
  5      General Description of Registrant,
         Depositor, and Portfolio Companies .......  The Company; The Variable
                                                     Account; T. Rowe Price
                                                     Fixed Income Series, Inc.,
                                                     T. Rowe Price Equity
                                                     Series, Inc., T.Rowe Price
                                                     International Series, Inc.,
                                                     and Janus Aspen Series
  6      Deductions and Expenses .................   Charges and Deductions
  7      General Description of Variable
         Annuity Contracts  .......................  The Contract
  8      Annuity Period  ..........................  Annuity Provisions
  9      Death Benefit  ...........................  The Contract; Annuity
         Provisions
 10      Purchases and Contract Value .............  Purchases and Contract
                                                     Value
 11      Redemptions  .............................  Purchases and Contract
                                                     Value
 12      Taxes  ...................................  Federal Tax Status
 13      Legal Proceedings  .......................  Legal Proceedings
 14      Table of Contents of the Statement
         of Additional Information ................  Table of Contents of the
                                                     Statement of Additional
                                                     Information
                                     PART B
 15      Cover Page  ..............................  Cover Page
 16      Table of Contents  .......................  Table of Contents
 17      General Information and History ..........  The Company
 18      Services  ................................  Not Applicable
 19      Purchase of Securities Being Offered .....  Not Applicable
 20      Underwriters  ............................  Distribution of The
                                                     Contract
 21      Calculation of Performance Data ..........  Yield Calculation for T.
                                                     Rowe Price Prime Reserve
                                                     Subaccount
 22      Annuity Payments  ........................  Amount of Annuity Payments
 23      Financial Statements .....................  Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement

                                    PART A

                                  The Patriot
                           Sentry variable account ll

                           APPLICATION and PROSPECTUS
                                  May 1, 2002


A flexible premium deferred variable annuity funded by T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund

                         SENTRY LIFE INSURANCE COMPANY

                      Home Office: Annuity Service Office:
                       1800 North Point Drive P.O. Box 867
                 Stevens Point, WI 54481 Stevens Point, WI 54481
                            Telephone: (800) 533-7827

                 INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                           SENTRY VARIABLE ACCOUNT II
                                      and
                         SENTRY LIFE INSURANCE COMPANY

The individual flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus provides for accumulation of Contract Values and monthly annuity payments on a variable basis. The Contract is designed for use by individuals in retirement plans on a qualified or non-qualified basis. The Contract may be purchased for retirement plans that receive favorable tax treatment such as individual retirement annuities, tax-sheltered annuities and deferred compensation plans.

Your purchase payments will be allocated to a segregated investment account of Sentry Life Insurance Company which has been designated Sentry Variable Account II (the "Variable Account"). The Variable Account invests in shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series Institutional Shares ("Janus Aspen Series") and Vanguard Variable Insurance Fund. Through the Variable Account, you may invest in the following Portfolios:


Janus Aspen Series
------------------
 Balanced Portfolio
 Growth Portfolio
 Aggressive Growth Portfolio
 Capital Appreciation Portfolio
 Worldwide Growth Portfolio

T. Rowe Price Fixed Income Series, Inc.
---------------------------------------
  T. Rowe Price Prime Reserve Portfolio
  T. Rowe Price Limited-Term Bond Portfolio

T. Rowe Price Equity Series, Inc.
---------------------------------
  T. Rowe Price Personal Strategy Balanced Portfolio
  T. Rowe Price Equity Income Portfolio
  T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price International Series, Inc.
----------------------------------------
  T. Rowe Price International Stock Portfolio

Vanguard Variable Insurance Fund
--------------------------------
 High Yield Bond Portfolio
 Balanced Portfolio
 Equity Index Portfolio
 Mid-Cap Index Portfolio
 Small Company Growth Portfolio
 REIT Index Portfolio

As the Owner of the Contract, you bear the complete investment risk for amounts you allocate to the Variable Account.

The Contract:
   is not a bank deposit
   is not federally insured
   is not endorsed by any bank or government agency is not guaranteed and may be subject to loss of principal

This Prospectus provides basic information you should know about the Contract before investing. Please keep this Prospectus for future reference.

A Statement of Additional Information dated May 1, 2002, which is legally a part of this Prospectus, contains further information about the Contract. It has been filed with the Securities and Exchange Commission, along with this Prospectus. You can obtain a copy of the Statement of Additional Information at no charge by writing or calling Sentry Equity Services, Inc., 1800 North Point Drive, Stevens Point, WI 54481, (800)533-7827. The Table of Contents for the Statement of Additional Information can be found on page 34 of this Prospectus.

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the Contract in any jurisdiction in which such offer or solicitation may not be lawfully made.

INQUIRIES: If you have any questions regarding the Contract, you should call or write the Annuity Service Office at the telephone number or address given above.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

This Prospectus and the Statement of Additional Information are dated May 1,
2002.

                               TABLE OF CONTENTS
                                                                            Page
Definitions                                                                    5
Summary                                                                        6
Fee Table                                                                      7
Condensed Financial Information                                                9
Performance Information                                                       11
Financial Statements                                                          11
The Company                                                                   11
Privacy                                                                       11
The Variable Account                                                          12
T. Rowe Price Fixed Income Series, Inc.                                       13
T. Rowe Price Equity Series, Inc.                                             13
T. Rowe Price International Series, Inc.                                      13
Janus Aspen Series                                                            13
Vanguard Variable Insurance Fund                                              13
Variable Account Voting Rights                                                16
Substitution of Securities                                                    16
Charges and Deductions                                                        16
         Contingent Deferred Sales Charge                                     16
         Reduction or Elimination of Contingent Deferred Sales Charge         17
         Deduction for Mortality and Expense Risk Premium                     18
         Deduction for Contract Maintenance Charge                            18
         Deduction for Premium Taxes and Other Taxes                          18
         Other Expenses                                                       19
The Contract                                                                  19
         Transfers                                                            19
         Telephone Transfers                                                  19
         Account Rebalancing                                                  20
         No Default                                                           20
         Modification of the Contract                                         20
         Contract Value                                                       20
         Ownership                                                            20
         Assignment                                                           21
         Beneficiary                                                          21
         Delivery of Contract Owner Documents                                 21
Annuity Provisions                                                            22
         Income Date and Settlement Option                                    22
         Changing the Income Date                                             22
         Changing the Settlement Option                                       22
         Settlement Options                                                   22
         Mortality and Expense Guarantee                                      23
         Frequency of Annuity Payments                                        23
         Amount of Annuity Payments                                           23
         Additional Provisions                                                23

                                                                            Page
Death Benefit                                                                24
         Death of the Annuitant                                               24
         Death of the Contract Owner                                          24
Purchases and Contract Value                                                  25
         Change in Purchase Payments                                          25
         Allocation of Purchase Payments                                      25
         Dollar Cost Averaging Plan                                           26
         Accumulation Units                                                   26
         Distribution of Contract                                             26
Surrenders                                                                    26
         Limitations on Surrenders from 403(b) Annuities                      27
         Texas Optional Retirement Program                                    27
Federal Tax Status                                                            28
         General                                                              28
         Diversification                                                      28
         Contract Owner Control of Investments                                29
         Multiple Contracts                                                   29
         Partial 1035 Exchanges                                               29
         Owner Other than Natural Person                                      30
         Tax Treatment of Assignments                                         30
         Gifting a Contract                                                   30
         Taxation of Death Benefits                                           30
         Income Tax Withholding                                               30
         Tax Treatment of Withdrawals - Non-Qualified Contracts
            and Section 457 Contracts                                         31
         Withdrawals - Investment Adviser Fees                                31
         Qualified Plans                                                      31
         Tax Treatment of Withdrawals - Qualified Contracts                   33
         Required Distributions                                               34
         Tax Sheltered Annuities - Withdrawal Limitations                     34
         Section 457 - Deferred Compensation Plans                            34
Legal Proceedings                                                             35
Table of Contents of Statement of Additional Information                      35

DEFINITIONS

Following are definitions of terms used in this Prospectus.

Accumulation Unit: An accounting unit representing a share of ownership in the Variable Account during the years before annuity payments begin.

Annuitant: The person upon whose continuation of life any annuity payment involving life contingencies depends and to whom annuity payments will be made during the income phase of the Contract.

Annuity Unit: An accounting unit of measure used to calculate annuity payments during the income phase of the Contract.

Code: Internal Revenue Code of 1986, as amended.

Company: Sentry Life Insurance Company, 1800 North Point Drive, Stevens Point,
     WI 54481.

Contingent Owner: The Contingent Owner, if any, of the Contract must be the spouse of the Contract Owner named on the application.

Contract Anniversary: The same month and day each year calculated from the date the Contract was first issued.

Contract Owner: The Contract Owner is named on the application, unless changed, and has all rights under the Contract.

Contract Value: The dollar value of all amounts accumulated under the Contract as calculated on any valuation date.

Contract Year: A 12-month period beginning with the Contract issue date and each Contract anniversary date thereafter.

Mutual Fund: A Mutual Fund designated as an investment option for the Variable
     Account.

Income Date: The date on which annuity payments begin.

Non-Qualified: A contract issued under a non-qualified plan. This means that the contract Contract does not receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

Portfolio: A segment of a Mutual Fund made up of a separate and distinct class of shares.

Qualified Contract: A contract that is issued under a tax-qualified plan. A qualified plan, generally a retirement plan, is one that receives favorable tax treatment.

Subaccount: A segment of the Variable Account that invests in a Mutual Fund or Portfolio.

Valuation Date: The date on which the Company determines the value of the Contract. The Valuation Date is each day that the New York Stock Exchange ("NYSE") is open for business, which is Monday through Friday, except for New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Valuation Period: The period beginning at the close of business on the NYSE on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account: Sentry Variable Account II, a separate investment account of
     Sentry Life Insurance Company into which you can allocate your net purchase payments. The Variable Account is divided into Subaccounts.

SUMMARY

The Contract

The Contract described in this Prospectus is an individual flexible purchase payment deferred variable annuity contract. The Contract is intended for retirement savings or other long-term investment purposes. "Flexible purchase payments" means that you may choose to make purchase payments monthly, quarterly, semi-annually or annually in whatever amount you choose, subject to certain minimum requirements. A "deferred annuity contract" means that annuity payments do not begin for a specified period (usually when you retire) or until you reach a certain age. A "variable annuity" is one in which the Contract Values and annuity payments may vary depending on the performance of the underlying investment portfolios.

As with all deferred annuity contracts, the Contract has two phases: the accumulation phase and the income phase. The accumulation phase is the period during which you are making purchase payments. During the accumulation phase, earnings accumulate on a tax-deferred basis, but are taxed as ordinary income if you make a withdrawal. The income phase occurs when you begin receiving annuity payments, usually when you retire. Along with the investment experience of the Variable Account, the amount of your purchase payments during the accumulation phase determines, in part, the amount of the annuity payments you will receive during the income phase.

The Variable Account

Your purchase payments are allocated to the Variable Account, which is a segregated investment account of the Company. The Variable Account invests in shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund at their net asset value. As the Contract Owner, you bear the investment risk for your purchase payments which are allocated to the Variable Account.

Ten-Day Free Look

Within 10 days (or longer in states where required) of the day you receive the Contract, you may return it to the Company or to your sales representative. When the Company receives the returned Contract, it will be voided as if it had never been issued and you will receive a full refund of your initial purchase payment.

Charges and Deductions

Contingent Deferred Sales Charge. There is no sales charge when you purchase the Contract. However, if you surrender the Contract, the Company may impose a contingent deferred sales charge. The contingent deferred sales charge ranges from 0% to 6% depending on how long the Company has had your purchase payments.

Mortality and Expense Risk Premium. Each Valuation Period, the Company deducts a mortality and expense risk premium from the Variable Account. The charge is equal, on an annual basis, to 1.20% of the average daily net asset value of the Variable Account.

Contract Maintenance Charge. The Company deducts an annual contract maintenance charge of $30 from the Contract Value. The Company reserves the right to change the amount of the contract maintenance charge at any time before the Income Date. After the Income Date, the Company may deduct a contract maintenance charge from your monthly annuity payment.

Premium Taxes. The Company will deduct for any premium taxes which must be paid to a state or other governmental entity from the Contract Value. Currently, premium taxes range from 0% to 4%.

Taxes

Your earnings in the Contract are not taxed until you take them out. If you take money out before the Income Date, earnings come out first and are taxed as income. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

FEE TABLE

Contract Owner Transaction Expenses

  Contingent Deferred Sales Charge (as a percentage of purchase payments)

  Time between when purchase
  payment is made and date of surrender                 Percentage

  Less than 1 year                                          6%
  At least 1 year, but less than 2 years                    5%
  At least 2 years, but less than 3 years                   4%
  At least 3 years, but less than 4 years                   3%
  At least 4 years, but less than 5 years                   2%
  At least 5 years, but less than 6 years                   1%
  At least 6 years                                          0%

Contract Maintenance Charge
      $30 per year

Variable Account Annual Expenses
      Mortality and Expense Risk Premium - 1.20% of daily net asset value

Annual Expenses of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund# (as a percentage of the average daily net assets of a Portfolio)
                                             Investment
                                             Management &             Total
                                              Adminis.      Other     Annual
Portfolio                                       Fees       Expenses   Expenses

T. Rowe Price Fixed Income Series, Inc.
  T. Rowe Price Prime Reserve                   0.55%       0.00%      0.55%
  T. Rowe Price Limited-Term Bond               0.70%       0.00%      0.70%
T. Rowe Price Equity Series, Inc.
  T. Rowe Price Personal Strategy Balanced      0.90%       0.00%      0.90%
  T. Rowe Price Equity Income                   0.85%       0.00%      0.85%
  T. Rowe Price Mid-Cap Growth                  0.85%       0.00%      0.85%
T. Rowe Price International Series, Inc.
  T. Rowe Price International Stock             1.05%       0.00%      1.05%
Janus Aspen Series
  Balanced                                      0.65%       0.01%      0.66%
  Growth                                        0.65%       0.01%      0.66%
  Aggressive Growth                             0.65%       0.02%      0.67%
  Capital Appreciation                          0.65%       0.01%      0.66%
  Worldwide Growth                              0.65%       0.04%      0.69%
Vanguard Variable Insurance Fund
  High Yield Bond Portfolio                     0.24%       0.04%      0.28%
  Balanced Portfolio                            0.28%       0.02%      0.30%
  Equity Index Portfolio                        0.16%       0.02%      0.18%
  Mid-Cap Index Portfolio                       0.24%       0.06%      0.30%
  Small Company Growth Portfolio                0.47%       0.04%      0.51%
  REIT Index Portfolio                          0.29%       0.10%      0.39%

Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc. have an annual all-inclusive Investment Management and Administrative Fee based on their average daily net assets, which includes all expenses related to the Portfolio. The Portfolios calculate and accrue the fees daily. Expenses for the Janus Aspen Series Portfolios are based on expenses for the fiscal year ended December 31, 2001, restated to reflect a reduction in the management fee.

Examples

The following table shows the expenses that you, as a Contract Owner, would pay on a $1,000 investment, assuming a 5% annual return on assets.

(a) shows the amounts that you would pay at the end of each time period if you surrender the Contract.

(b) shows the amounts that you would pay if you do not surrender the Contract.

         Time Periods
         1 Year   3 Years  5 Years  10 Years

T. Rowe Price                    a)       $69      $ 89    $112     $219
Prime Reserve Portfolio          b)       $19      $ 59    $102     $219
T. Rowe Price                    a)       $71      $ 94    $119     $234
Limited-Term Bond Portfolio      b)       $21      $ 64    $109     $234
T. Rowe Price
Personal Strategy Balanced       a)       $73      $100    $129     $254
  Portfolio                      b)       $23      $ 70    $119     $254
T. Rowe Price                    a)       $72      $ 98    $127     $249
Equity Income Portfolio          b)       $22      $ 68    $117     $249
T. Rowe Price                    a)       $74      $104    $137     $269
International Stock Portfolio    b)       $24      $ 74    $127     $269
T. Rowe Price                    a)       $72      $ 98    $127     $249
Mid-Cap Growth Portfolio         b)       $22      $ 68    $117     $249
Janus Aspen Series               a)       $70      $ 93    $118     $230
Balanced Portfolio               b)       $20      $ 63    $108     $230
Janus Aspen Series               a)       $70      $ 93    $118     $230
Growth Portfolio                 b)       $20      $ 63    $108     $230
Janus Aspen Series               a)       $71      $ 94    $119     $232
Aggressive Growth Portfolio      b)       $21      $ 64    $109     $232
Janus Aspen Series               a)       $70      $ 93    $118     $230
Capital Appreciation Portfolio   b)       $20      $ 63    $108     $230
Janus Aspen Series               a)       $71      $ 94    $119     $233
Worldwide Growth Portfolio       b)       $21      $ 64    $109     $233
Vanguard                         a)       $67      $ 82    $ 99     $191
High Yield Bond Portfolio        b)       $17      $ 52    $ 89     $191
Vanguard                         a)       $67      $ 82    $ 99     $192
Balanced Portfolio               b)       $17      $ 52    $ 89     $192
Vanguard                         a)       $66      $ 79    $ 94     $180
Equity Index Portfolio           b)       $16      $ 49    $ 84     $180
Vanguard                         a)       $67      $ 82    $ 99     $192
Mid-Cap Index Portfolio          b)       $17      $ 52    $ 89     $192
Vanguard                         a)       $69      $ 88    $110     $215
Small Company Growth Portfolio   b)        $19     $ 58    $100     $215
Vanguard                         a)       $68      $ 85    $104     $202
REIT Index Portfolio             b)       $18      $ 55    $ 94     $202

                     EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of the above table is to assist you in understanding the various costs and expenses that you will incur, either directly or indirectly. The table reflects expenses of the Variable Account, as well as the Portfolios.

2. Premium taxes may apply; however, they are not reflected.

3. The examples do not reflect that after the first Contract Year, you may make one surrender per Contract Year, on a non-cumulative basis, of up to 10% of the aggregate purchase payments (less any withdrawals) free from a contingent deferred sales charge, provided the value of the Contract prior to the surrender exceeds $10,000.

4. Neither the fee table nor the examples include a transfer fee. Currently, there is no transfer fee, but the Company reserves the right to assess a transfer fee in the future.

5. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                        CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values

The following table sets forth the Accumulation Unit values for the periods shown. This data has been taken from the Variable Account's financial statements. The financial statements have been audited by PricewaterhouseCoopers LLP, independent accountants, whose audit report is included in the Statement of Additional Information.

The following information should be read in conjunction with the Variable Account's financial statements and related notes, which are included in the Statement of Additional Information.

Prior to January 7, 2000, all assets of each Subaccount of the Variable Account listed below were invested in shares of corresponding Portfolios of Neuberger Berman Advisers Management Trust. On January 7, 2000, the Company substituted shares of certain Portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Janus Aspen Series for shares of certain Portfolios of Neuberger Berman Advisers Management Trust as follows:

 From these Portfolios        Into these Portfolios

 AMT Liquid Asset Portfolio   T. Rowe Price Prime Reserve Portfolio
 AMT Limited Maturity Bond    T. Rowe Price Limited-Term Bond Portfolio
     Portfolio
 AMT Balanced Portfolio       T. Rowe Price Personal Strategy Balanced Portfolio
 AMT Growth Portfolio         Janus Aspen Series Aggressive Growth Portfolio

The substitution had no effect on the corresponding Subaccount's unit value or number of units outstanding.

On May 1, 2000, the Company began offering six additional Portfolios as investment options in connection with the Contract. The additional Portfolios are as follows:

T. Rowe Price Equity Series, Inc.               Janus Aspen Series
  T. Rowe Price Equity Income Portfolio           Balanced Portfolio
                                                  Growth Portfolio
T. Rowe Price International Series, Inc.          Capital Appreciation Portfolio
  T. Rowe Price International Stock Portfolio     Worldwide Growth Portfolio

On May 1, 2002, the Company began offering seven additional Portfolios as investment options in connection with the Contract. The additional Portfolios are as follows:

T. Rowe Price Equity Series, Inc.
  T. Rowe Price Mid-Cap Growth Portfolio
Vanguard Variable Insurance Fund
  High Yield Bond Portfolio
  Balanced Portfolio
  Equity Index Portfolio
  Mid-Cap Index Portfolio
  Small Company Growth Portfolio
  REIT Index Portfolio

The following table shows the Accumulation Unit values to year-end 2001 for those Subaccounts which were available from January 1, 2001 to December 31, 2001:
                                                     Period
                                                    01-01-01
                                                       to
                                                    12-31-01
T. Rowe Price Prime Reserve
Portfolio Subaccount
         Beginning of Period                        $19.406
         End of Period                               19.986
         No. of Accum. Units Outstanding            173,869
T. Rowe Price Limited-Term Bond
Portfolio Subaccount
         Beginning of Period                        $27.142
         End of Period                               29.153
         No. of Accum. Units Outstanding            199,267
T. Rowe Price Personal Strategy Balanced
Portfolio Subaccount
         Beginning of Period                        $30.486
         End of Period                               29.438
         No. of Accum. Units Outstanding            445,071
T. Rowe Price Equity Income
Portfolio Subaccount
         Beginning of Period                        $11.373
         End of Period                               11.419
         No. of Accum. Units Outstanding            181,287
T. Rowe Price International Stock
Portfolio Subaccount
         Beginning of Period                         $8.608
         End of Period                                6.613
         No. of Accum. Units Outstanding             22,934
Janus Aspen Series Balanced
Portfolio Subaccount
         Beginning of Period                         $9.646
         End of Period                                9.099
         No. of Accum. Units Outstanding            209,512
Janus Aspen Growth
Portfolio Subaccount
         Beginning of Period                         $8.105
         End of Period                                6.034
         No. of Accum. Units Outstanding            257,774
Janus Aspen Series Aggressive Growth
Portfolio Subaccount
         Beginning of Period                        $58.471
         End of Period                               35.024
         No. of Accum. Units Outstanding            650,711
Janus Aspen Series Capital Appreciation
Portfolio Subaccount
         Beginning of Period                         $7.891
         End of Period                                6.112
         No. of Accum. Units Outstanding            145,640
Janus Aspen Series Worldwide Growth
Portfolio Subaccount
         Beginning of Period                         $8.016
         End of Period                                6.151
         No. of Accum. Units Outstanding            119,771

                           PERFORMANCE INFORMATION

Periodically, the Company may advertise performance data for the Portfolios. This data will show the change, as a percent, in the value of an Accumulation Unit based on the investment performance over a period of time, usually a calendar year. It is calculated by dividing the increase (decrease) in value for the Accumulation Unit by the Accumulation Unit value at the beginning of the period. Deductions for asset-based charges, contract maintenance charges, and the operating expenses of the Portfolios will be reflected in the percentage figure. A deduction for any contingent deferred sales charge will not be reflected in the percentage figure. Deduction of a contingent deferred sales charge would reduce any percentage increase or make greater any percentage decrease.

Advertisements will also include average annual total return figures, which will reflect deductions for contract maintenance charges, contingent deferred sales charges, asset-based charges, and the operating expenses of the Portfolios. The Company may also advertise cummulative return which is calculated the same way, except that the results are not annualized.

For periods starting prior to the date the Subaccount first invested in the corresponding Portfolio, the performance will be based on the historical performance of the Portfolio, modified to reflect the charges and expenses of the Contract as if the Contract had invested in the Portfolio during the period stated in the advertisement. These figures should not be interpreted to reflect actual historical performance of the Subaccount. The Company may also distribute sales literature that compares the percentage change in Accumulation Unit values for a Portfolio against such market indices as Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, or other management investment companies having similar investment objectives to the Portfolio being compared.

FINANCIAL STATEMENTS

This Prospectus does not contain any financial statements. The Statement of Additional Information contains financial statements for both the Company and the Variable Account.

THE COMPANY

The Company, meaning Sentry Life Insurance Company, is a stock life insurance company incorporated under the laws of Wisconsin in 1958. Its home office is located at 1800 North Point Drive, Stevens Point, Wisconsin. It is authorized to conduct annuity, life, accident and health insurance business in the District of Columbia and all states, except New York. The Company is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO, a
Wisconsin corporation, is a property and casualty insurance company. Its home office is also located at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls, either directly or through subsidiary companies, a group of insurance and related companies, including Sentry Life Insurance Company of New York and Sentry Equity Services, Inc.

PRIVACY

Protecting your personal information is a priority for the Company and the Company's affiliated companies which are listed below. The Company collects, retains and uses personal information for the purposes of providing suitable products and services to its customers.

The Company will collect information you provide on applications or other forms, or in your verbal responses to questions. This may include identifying information such as your name, social security number, and address, as well as information about your assets and income. The Company will also collect information about your transactions with the Company, including payments and contract values.

The Company and its affiliates listed below do not sell customer lists or any personal information regarding their customers.

The Company and its affiliates do not disclose nonpublic personal financial information about customers to nonaffiliated third parties, except as permitted by law.

The Company may share personal financial information about you with its affiliated companies in order to make additional products and services available to you.

The Company maintains physical, electronic and procedural safeguards to protect your personal financial information. The Company restricts access to nonpublic personal financial data to those persons who need to know that information to provide services to you.

Any entity which provides support services to the Company is required to protect customers' personal information. When necessary, these privacy policies may be amended.

If you have questions regarding the Company's privacy policies, please write to Corporate Compliance/Privacy, 1800 North Point Drive, Stevens Point, WI 54481.

Companies affiliated with the Company:

 Sentry Insurance a Mutual Company
 Sentry Casualty Company
 Sentry Equity Services, Inc.
 Sentry Insurance Agency, Inc.
 Sentry Fund, Inc.
 Sentry Life Insurance Company of New York
 Sentry Lloyds of Texas
 Sentry Select Insurance Company
 Parker Services, L.L.C.
 Parker Stevens Agency, Inc.
 Parker Stevens Agency of Massachusetts
 Parker Stevens Agency of Texas, Inc.
 Parker Stevens Agency of Wisconsin, L.L.C.
 Patriot General Insurance Company
 Middlesex Insurance Company
 Dairyland Insurance Company
 Dairyland County Mutual Insurance Company of Texas

THE VARIABLE ACCOUNT

The Variable Account was established by the Company's Board of Directors on August 2, 1983. It is a segregated asset account of the Company and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Registration of the Variable Account does not mean that the Securities and Exchange Commission supervises the management of the Variable Account or of the Company. Income, gains and losses, whether or not realized, are, in accordance with the Contract, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. Company obligations arising out of the Contract are general corporate obligations of the Company.

The assets of the Variable Account are the property of the Company. These assets, equal to the reserves and other contract liabilities of the Variable Account, cannot be charged with liabilities arising out of any other business of the Company.

The Company does not guarantee the investment performance of the Variable Account. The value of the Contract and the amount of the annuity payments will vary with the value of the assets underlying the Variable Account. The assets of the Variable Account are divided into Subaccounts within the Variable Account.

                    T. ROWE PRICE FIXED INCOME SERIES, INC.,
                       T. ROWE PRICE EQUITY SERIES, INC.,
                   T. ROWE PRICE INTERNATIONAL SERIES, INC.,
                               JANUS ASPEN SERIES
                      AND VANGUARD VARIABLE INSURANCE FUND

Each Subaccount within the Variable Account invests in one Portfolio of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series or Vanguard Variable Insurance Fund (collectively, the Funds). All Portfolios may not be available in all states.

Shares of the Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with the Company. Certain Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

The Company may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

The investment objective and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Portfolios have the same investment advisers.

A Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and
T. Rowe Price International Series, Inc. are diversified open-end management investment companies of the series type. All are registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

T. Rowe Price Associates, Inc., located at 100 East Pratt Street, Baltimore, Maryland, 21202, is registered with the Securities and Exchange Commission as an investment adviser and serves as investment adviser for T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc. As the investment adviser, T. Rowe Price Associates, Inc. is responsible for selection and management of the Portfolio investments. T. Rowe Price Associates, Inc. is not affiliated with the Company, and the Company has no legal responsibility for the management or operation of the Portfolios.

T. Rowe Price International, Inc., the investment adviser for T. Rowe Price International Series, Inc., is a wholly-owned subsidiary of T. Rowe Price Associates, Inc. Its offices are located at 100 East Pratt Street, Baltimore, Maryland 21202.

A summary of the investment objective of each Portfolio is set forth below. There is no assurance that any Portfolio will achieve its objective. More detailed information is contained in each Portfolio's prospectus, including the risks associated with the investments and the investment techniques of each Portfolio.

T. Rowe Price Prime Reserve Portfolio. The investment objectives of the T. Rowe Price Prime Reserve Portfolio are preservation of capital, liquidity, and consistent with these, the highest possible current income. It seeks to attain these objectives by investing in high-quality, U.S. dollar-denominated money market securities.

T. Rowe Price Limited-Term Bond Portfolio. The investment objective of the T. Rowe Price Limited-Term Bond Portfolio is to seek a high level of income consistent with moderate fluctuations in principal value by investing primarily in short- and intermediate-term investment-grade debt securities.

T. Rowe Price Personal Strategy Balanced Portfolio. The investment objective of the T. Rowe Price Personal Strategy Balanced Portfolio is to seek the highest total return over time consistent with an emphasis on both capital appreciation and income. It seeks to attain these objectives by investing in a diversified portfolio typically consisting of approximately 60% stocks, 30% bonds, and 10% money market securities.

T. Rowe Price Equity Income Portfolio. The investment objective of the T. Rowe Price Equity Income Portfolio is to seek substantial dividend income as well as long-term growth of capital by investing in stocks of large, established companies with higher than average market dividend yields and below average levels of valuation.

T. Rowe Price Mid-Cap Growth Portfolio. The investment objective of the T. Rowe Price Mid-Cap Growth Portfolio is to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

T. Rowe Price International Stock Portfolio. The investment objective of the T. Rowe Price International Stock Portfolio is to seek long-term growth of capital through investments primarily in common stocks of established non-United States companies.

Janus Aspen Series is a non-diversified open-end management company series. Janus Aspen Series is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Janus Aspen Series offers multiple Portfolios, five of which are currently offered in connection with the Contract.

Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado, 80206-4928, registered with the Securities and Exchange Commission as an investment adviser, is the investment adviser to Janus Aspen Series and is responsible for the day-to-day management of the investment portfolio and other business affairs. Janus Capital Corporation is not affiliated with the Company, and the Company has no responsibility for the management or operations of Janus Aspen Series.

A summary of the investment objectives of Janus Aspen Series Portfolios is set forth below. There is no assurance that any Portfolio will achieve its objective. More detailed information is contained in each Portfolio's prospectus, including the risks associated with the investments and the investment techniques of each Portfolio.

Balanced Portfolio. The investment objective of the Balanced Portfolio is to seek long-term growth of capital balanced by current income. The Portfolio normally invests 40% to 60% of its assets in securities selected primarily for their growth potential, and 40% to 60% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed income securities.

Growth Portfolio. The investment objective of the Growth Portfolio is to seek long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its objectives by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

Capital Appreciation Portfolio. The investment objective of the Capital Appreciation Portfolio is to seek long-term growth of capital through a non-diversified Portfolio that pursues its objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Aggressive Growth Portfolio. The investment objective of the Aggressive Growth Portfolio is to seek long-term growth of capital through a non-diversified Portfolio that invests primarily in common stocks of domestic companies and some foreign companies selected for their growth potential. As a non-diversified Portfolio, it may hold larger positions in a smaller number of securities than a diversified Portfolio. The Portfolio normally invests at least 50% of its equity assets in medium-sized companies.

Worldwide Growth Portfolio. The investment objective of the Worldwide Growth Portfolio is to seek long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

Vanguard Variable Insurance Fund consists of 13 portfolios, 6 of which are available in connection with the Variable Account: High Yield Bond Portfolio, Balanced Portfolio, Equity Index Portfolio, Mid-Cap Index Portfolio, Small Company Growth Portfolio, and REIT Index Portfolio. The portfolios are mutual funds used solely as investment options for variable annuity or variable life insurance contracts offered by insurance companies.

The Vanguard Group, P.O. Box 2600, Valley Forge, Pennsylvania, 19842, provides investment advisory services to the Equity Index Portfolio, the Mid-Cap Index Portfolio, and the REIT Index Portfolio. This investment adviser is not affiliated with the Company and the Company has no legal responsibility for the management or operation of the Portfolios.

Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts, 02451, provides investment advisory services to the High Yield Bond Portfolio and the Balanced Portfolio. This investment adviser is not affiliated with the Company and the Company has no legal responsibility for the management or operation of the Portfolios.


Granahan Investment Management, Inc., 275 Wyman Street, Waltham, Massachusetts, 02451, and Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, Massachusetts, 02110, each provide investment advisory services to the Small Company Growth Portfolio. These investment advisers are not affiliated with the Company and the Company has no legal responsibility for the management or operation of the Portfolios.

High Yield Bond Portfolio. Seeks to provide a high level of income by investing mainly in a diversified group of high-yielding, higher-risk corporate bonds with medium- and lower-range credit-quality ratings, commonly known as "junk bonds." The portfolio emphasizes higher grades of credit quality within the high-yield bond universe, and under normal circumstances will invest at least 80% of its assets in issues rated B or better by Moody's Investors Service, Inc., or Standard and Poor's Corporation. The portfolio may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or that are unrated, convertible securities, and preferred stocks.

Balanced Portfolio. Seeks to conserve capital and to provide moderate, long-term growth of capital and income by investing 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend paying common stocks of established large and medium-size companies that, in the adviser's opinion, are undervalued but have prospects to improve, known as value stocks. The remaining 30% to 40% of assets are invested primarily in high-quality, intermediate- and long-term bonds, with some exposure to U.S. Treasury, government agency, and mortgage-backed bonds.

Equity Index Portfolio. Seeks to provide long-term growth of capital and income by attempting to match the performance of a broad-based market index of stocks of large U.S. companies by employing an index approach by holding all of the stocks in the Standard & Poor's 500 Index in roughly the same proportion to their weightings in the Index.

Mid-Cap Index Portfolio. Seeks to provide long-term growth of capital by attempting to match the performance of a broad-based market index of stocks of medium-size U.S. companies by employing an index approach by holding the stocks in the Standard & Poor's MidCap 400 Index in roughly the same proportion to their weightings in the Index.

Small Company Growth Portfolio. Seeks to provide long-term growth of capital by investing mainly in the stocks of smaller companies which the portfolio's advisers consider to have above-average prospects for growth, but may provide little or no dividend income.

REIT Index Portfolio. Seeks to provide a high level of income and moderate long-term growth of capital by investing at least 98% of its assets in the stocks of real estate investment trusts; the remaining assets are invested in cash investments. The portfolio employs an index approach by holding a mix of securities that seeks to match the performance of the Morgan Stanley REIT Index.

ARIABLE ACCOUNT VOTING RIGHTS The Company is the legal owner (shareholder) of the shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Janus Aspen Series (collectively, the "Funds"). However, the Company believes that when a Portfolio solicits proxies in connection with a vote of shareholders, it is required to obtain from you, and other affected Contract Owners, instructions as to how to vote those shares.

If any of the Funds hold a shareholder meeting at which you are entitled to vote, you will receive periodic reports relating to that particular Fund and/or the Portfolio(s) in which you have an interest, proxy material, and a form on which you can give voting instructions.

The Company will determine the number of shares that you will have a right to vote as of a date chosen by it, which will not be more than 60 days prior to the shareholder meeting. The Company will send you proxy material and the form for giving voting instructions at least 14 days prior to the shareholder meeting.

For purposes of voting Fund shares held in the Variable Account at a shareholder meeting of the Fund, your voting interest after the Income Date decreases as the reserves underlying the Contract decrease.

In accordance with its view of present law, the Company will vote the shares of the Funds held in the Variable Account in accordance with instructions received from all persons having a voting interest in the Portfolio. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Company will vote its own shares in the same proportion as it votes shares for which it has received instructions.

If the applicable law with respect to voting rights is amended, or if the interpretation of the law changes, and it is determined that the Company has authority to vote the shares of the Funds in its own right, it may elect to do so.

SUBSTITUTION OF SECURITIES

If a Subaccount is no longer available for investment by the Variable Account, or if the Company's Board of Directors determines that further investment in a Subaccount becomes inappropriate in view of the Variable Account's objectives, the Company may substitute another Subaccount already available or that will become available for investment by the Variable Account. However, the Company may not make any substitution of securities in any Subaccount without the prior approval, and subject to the requirements, of the Securities and Exchange Commission.

CHARGES AND DEDUCTIONS

Contingent Deferred Sales Charge

At the time you purchase the Contract, the Company does not deduct a sales charge. However, the Company deducts a contingent deferred sales charge if you make a surrender of purchase payments within six years after you made them. The Company does not deduct a contingent deferred sales charge after it has had a purchase payment for more than six years.

The contingent deferred sales charge reimburses the Company for its expenses in selling the Contract. If the charge does not cover all its sales expenses, the Company may use the mortality and expense risk premium to make up any difference.

If you surrender all or a portion of the Contract, the Company will calculate the contingent deferred sales charge at the time of the surrender and will deduct it from the Contract Value. In calculating the contingent deferred sales charge:

          purchase payments will be allocated to the amount surrendered on a first-in-first-out basis;

          in no event will the aggregate contingent deferred sales charge exceed 6% of the total purchase payments made.

The amount of the contingent deferred sales charge is calculated by:

(1)  allocating purchase payments to the amount surrendered; and

(2) multiplying each such allocated purchase payment by the appropriate percentage shown in the table below; and

(3)  adding the products of each multiplication in (2) above.

        Time between when purchase
        payment is made and date of surrender                  Percentage

                Less than 1 year                                    6%
                At least 1 year, but less than 2 years              5%
                At least 2 years, but less than 3 years             4%
                At least 3 years, but less than 4 years             3%
                At least 4 years, but less than 5 years             2%
                At least 5 years, but less than 6 years             1%
                At least 6 years                                    0%

The contingent deferred sales charge percentage is based on the amount partially surrendered and is deducted from the Contract Value remaining after the amount requested is deducted.

   Example: Amount requested:                             $1,000
            Assume 5% contingent deferred sales charge:   $   50
            Total amount withdrawn from Contract Value:   $1,050
            Amount you receive:                           $1,000


If, after the surrender amount is deducted, the remaining Contract Value is insufficient to pay the contingent deferred sales charge, the charge will be deducted from the amount you request to be surrendered.

   Example: Amount requested:                             $1,000
            Assume 5% contingent deferred sales charge:   $   50
            Total amount withdrawn from Contract Value:   $1,000
            Amount you receive:                           $  950

The Company will determine the amount deducted from the Contract Value by canceling Accumulation Units from each applicable Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value. If you prefer some other method of Accumulation Unit cancellation, you must notify the Company in writing beforehand.

For purposes of determining the amount of the contingent deferred sales charge, surrenders will be attributed to purchase payments on a first-in-first-out basis. You should note that this is contrary to the allocation method used for determining tax obligations. For tax purposes, withdrawals are considered to have come from the last money into the Contract. Thus, for tax purposes, earnings are considered to come out first.

The Company will not deduct a contingent deferred sales charge under the following circumstances:

     After the first Contract Anniversary date, you may make one surrender per Contract Year, on a non-cumulative basis, of up to 10% of the aggregate purchase payments (less any withdrawals) without a contingent deferred sales charge, provided the value of the Contract prior to the surrender exceeds $10,000.

     When purchase payments that have been held by the Company for more than six years are being withdrawn.

     When distributions under the Contract are made because of the death of the Contract Owner or Annuitant, or as annuity payments.

     At the Company's option pursuant to its current guidelines or procedures.

Reduction or Elimination of Contingent Deferred Sales Charge

The amount of the contingent deferred sales charge may be reduced or eliminated when the Contract is sold to individuals or to a group of individuals and results in expense savings. The Company will determine if a group is entitled to have the contingent deferred sales charge reduced or eliminated based on these four factors:

(1) The size and type of group. Generally, sales expenses for large groups are less than for small groups because more contracts can be issued to a large group with fewer sales contacts.

(2) The total amount of purchase payments that will be received. Per-contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

(3) Any prior or existing relationship with the Company. Per-contract sales and administrative expenses are likely to be less when an established relationship exists.

(4) Other group factors may come to light that warrant a reduction or elimination of the contingent deferred sales charge.

The contingent deferred sales charge may be eliminated when the Contract is issued to an officer, director or employee of the Company or any of its affiliates. An employee's spouse and children under the age of 21 are also included.

From time to time, the Company may modify both the amounts of reduction and the criteria for qualification, but in no event will reduction or elimination of the contingent deferred sales charge or of any other provision of the Contract be permitted if it will be unfairly discriminatory to any person.

Deduction for Mortality and Expense Risk Premium

The mortality and expense risk premium is equal, on an annual basis, to 1.20% of the average daily net asset value of the Variable Account. This charge compensates the Company for all the insurance benefits provided by the Contract, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. If the mortality and expense risk premium is insufficient, the Company will bear the loss. The Company may use any profits from this charge to pay for the costs of distributing the Contract.

Deduction for Contract Maintenance Charge

The Company incurs expenses in administering and maintaining the Contract. As reimbursement for these expenses, the Company deducts a contract maintenance charge of $30 on each Contract Anniversary date from the Contract Value. The Company does this by canceling Accumulation Units from each Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value.

Other information you should know about the contract maintenance charge:

   The current charge is $30 annually; however, prior to the Income Date, the Company has the right to change the amount.

   Once you begin receiving annuity payments, the Company may impose a contract maintenance charge if certain pay-out or settlement options are chosen. However, the amount of the charge after the Income Date will not change from the amount you were charged during the Contract Year immediately preceding the Income Date. If a charge is imposed after the Income Date, it will be deducted on a monthly basis and will reduce the amount of your annuity payment.

   If you surrender the Contract for its full surrender value, on other than the Contract Anniversary date, the Company will deduct the contract maintenance charge at the time of surrender.

   the contract maintenance charge will be deducted whether or not you are making purchase payments.

   The Company does not profit from the contract maintenance charge.

Deduction for Premium Taxes and Other Taxes

The Company will deduct for any premium taxes that are assessed because of the Contract or the Variable Account from the Contract Value. State premium taxes currently range from 0% to 4%. Some states assess premium taxes when purchase payments are made; others assess premium taxes at the time of annuitization (at the Income Date). For those states assessing premium taxes when purchase payments are made, the Company's current practice is to advance payment of the taxes and then deduct that amount from the Contract Value at the Income Date or when you surrender the Contract.

The amount of state or other governmental entity premium taxes is subject to change by legislatures, administrative interpretations or judicial acts. The amount of premium taxes also depends on your state of residence, the status of the Company in that state, and the state's insurance tax laws.

Any income taxes resulting from the operation of the Variable Account are deducted from the Contract Value. The Company does not currently anticipate that income taxes will become payable.

The Company will deduct any withholding taxes as required by applicable law.

Other Expenses

There are other deductions from and expenses paid out of the assets of the Portfolios which are described in the accompanying Fund prospectuses.

                                  THE CONTRACT

The assets of the Variable Account are divided into Subaccounts within the Variable Account. Each Subaccount invests in one Portfolio. Subject to the terms and conditions of the Company, your purchase payments will be invested in one or more of the available Subaccounts which you selected when you completed the application form. You may change your investment selection prospectively without fee, penalty or other charge by providing written instructions to the Company.

The Company may, from time to time, offer new investment options by adding Mutual Funds and, when appropriate, Portfolios within a Mutual Fund. When new Mutual Funds or Portfolios are added, you will be permitted to select the new Mutual Funds or Portfolios, subject to terms and conditions imposed by the Company.

Transfers

You may transfer all or part of your Contract Value between investment options. You may make only four transfers in any Contract Year prior to the Income Date. After the Income Date, only one transfer may be made in any Contract Year.

Transfers are subject to the following conditions:

(1) Requests for transfers must be in writing and must clearly state:
         the amount to be transferred; and
         the Mutual Fund or Portfolio the transfer is to be made from and the Mutual Fund or Portfolio the transfer is to be made to.

(2) The minimum amount of any transfer is $250, or the remaining Contract Value in the Portfolio if it is less than $250.

(3) No partial transfer will be made if the remaining Contract Value in the Portfolio will be less than $250.

(4) Transfers are made using values determined as of the next Valuation Period after the Company receives a proper transfer request. However, you may not make transfers of your initial purchase payment until 25 days after the Company receives it. In addition, you may not make a transfer if it is within seven calendar days of the date your first annuity payment is due.

(5) While the Company does not currently charge a transfer fee, it may do so in the future. In the event the Company imposes a transfer fee, you will be notified in advance. The amount of the transfer fee will not be guaranteed and the Company may change it at any time. The fee will be deducted from the amount transferred.

(6) The Company reserves the right to terminate, suspend or modify the transfer privileges described above at any time and without notice to any person.

Telephone Transfers

Transfers by telephone are permitted if you follow these steps:

(1) Check the "Yes" box in the telephone transfer section of the Contract application form.

(2) Call the Annuity Service Office at the telephone number listed on page 1 of this Prospectus. Be prepared to give the customer service representative specific information about the Contract, including the Contract number, and your social security number and/or birth date. You may be required to provide additional information in order to verify that the request is genuine.

(3) You must give specific detail to the customer service representative as to the amount to be transferred, the Portfolio the transfer is being made from, and the Portfolio the transfer is being made to.

Transfers requested by telephone before 3 p.m., C.S.T., will take effect that day. Transfer requests received by telephone after 3 p.m. C.S.T. will take effect on the next business day after the request is received.

To prevent losses due to unauthorized or fraudulent transfer instructions, the Company will use reasonable procedures to ensure that a telephone transfer request is genuine. The Company will not be liable for losses incurred in complying with a telephone transfer request it believes is genuine if reasonable procedures were followed to confirm the legitimacy of the request.

The Company has the right to reject any telephone transfer request.

Account Rebalancing

The Company offers an Account Rebalancing Program which allows you to have your Contract Value automatically reallocated annually to a specific percentage or at more frequent intervals. You may participate in this program by sending a written request to the Company at the Annuity Service Office address given on page 1 of this Prospectus. Participation in the Account Rebalancing Program will neither ensure a profit nor guarantee against a loss in a declining market.

No Default

Unless you surrender the Contract for the full surrender amount, the Contract will remain in force until the Income Date and will not be in default even if no additional purchase payments are made.

Modification of the Contract

The Company cannot modify the Contract without your consent, except if modifications are required by applicable law.

Contract Value

The Contract Value is the sum of the values for each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units attributable to the Subaccount by the value of one Accumulation Unit for the Subaccount.

        Example: Number of Accumulation Units in Subaccount  =  250
                 Value of one Subaccount Accumulation Unit   =  $10
                 250  x  $10 = $2,500 Contract Value

Ownership

As the Contract Owner, you have all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant and prior to the Income Date, the Contract Owner is the person designated on the application, unless changed. On and after the Income Date, the Contract Owner is the Annuitant. On and after the death of the Annuitant, the beneficiary is the Contract Owner.

As the Contract Owner, you may name a Contingent Contract Owner or a new Contract Owner at any time. However, your spouse is the only person eligible to be the Contingent Contract Owner. If you die, the Contingent Contract Owner becomes the Contract Owner. By naming a new Contract Owner or a new Contingent Contract Owner, any previous choice of Contract Owner or Contingent Contract Owner will automatically be revoked.

The Contract may be owned by joint Contract Owners. Upon the death of either joint Contract Owner, the surviving Contract Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated. If there are joint Contract Owners, unless instructed to the contrary, the Company will accept instructions for the investment allocation of purchase payments and transfers between investment options from either joint Contract Owner. A contract may not have joint Contract Owners and a Contingent Owner.

In order to change a Contract Owner or Contingent Contract Owner, you must submit a dated and signed written request to the Company. The change will be effective as of the date you signed the written request. A change in Contract Owner or Contingent Contract Owner will not affect any payment made or action taken by the Company prior to the time a request for change is received. You should consult a tax adviser before you change a Contract Owner.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract generally will not be treated as an annuity for tax purposes.

Assignment

You may assign the Contract at any time during the Annuitant's lifetime prior to the Income Date. The Company is not bound by any assignment until it receives written notice that the Contract has been assigned. The Company is not responsible for the validity of any assignment and it will not be liable for any payment or other settlement it makes in connection with the Contract before it receives written notice of the assignment.

If the Contract is issued pursuant to a qualified plan, it may not be assigned, pledged or transferred except under the provisions of applicable law.

Assignment of the Contract may be a taxable event. You should consult your tax adviser before assigning the Contract.

Beneficiary

The beneficiary is named on the application and, unless changed, that beneficiary is entitled to receive the death benefit at the death of an Owner or the death of the Annuitant.

Unless you specify otherwise, the death benefit will be paid in equal shares, or all to the survivor, as follows:

(1) to the primary beneficiary or beneficiaries who survive the Annuitant's or Contract Owner's (as applicable) death; or, if there are none,

(2) to the contingent beneficiary or beneficiaries who survive the Annuitant's or Contract Owner's (as applicable) death; or, if there are none,

(3)  to the Contract Owner, or the Contract Owner's estate.

As the Contract Owner, you may change the beneficiary or beneficiaries or the contingent beneficiary or beneficiaries at any time during the Annuitant's lifetime. You must submit a signed and dated written request to the Company in order to change the beneficiary. The change will take effect as of the date the request is signed, but the Company will not be liable for any payment it makes or action it takes before it records the change.

Delivery of Contract Owner Douments

Under federal securities law, the Company is required to provide Contract Owners with certain periodic reports, including financial reports. In some cases, multiple Contract Owners reside in the same household. Rather than sending multiple copies of the same report to one household, the Company will mail only one report to an address at which two or more Contract Owners reside.

PLEASE NOTE: If you reside in a household with other Contract Owners but you want to receive your own separate copy of all reports to Contract Owners, you must notify us by taking the following action:

     Call the Company toll free at 1-800-533-7827
     Ask  to speak to an Annuity Service Representative

Documents and reports related to your individual Contract, such as transaction confirmations, will be sent to you individually.

                               ANNUITY PROVISIONS

Income Date and Settlement Option

You will select an Income Date and a settlement option at the time you complete the application. The Income Date is the date on which the Annuitant will start receiving annuity payments. The settlement option determines the timing and, in part, the amount of annuity payments.

The Income Date must fall on the first day of a calendar month and must be at least one month after the date the Contract is effective. It may not be later than the first day of the calendar month following the Annuitant's 85th birthday, unless the Contract is issued pursuant to a qualified plan that requires an earlier date.

Changing the Income Date

You may change the Income Date by submitting a signed and dated written notice to the Company at least 30 days prior to the change. If you change the Income Date, it must still fall on the first day of a calendar month. It cannot be deferred beyond the first day of the calendar month following the Annuitant's 85th birthday. However, if the Contract is issued pursuant to a qualified plan, it may require an earlier date.

Changing the Settlement Option

You may change the settlement option at any time prior to the Income Date by submitting a signed and dated written notice to the Company at least 30 days prior to the Income Date. You may select another available settlement option, or you may select an alternative option of your choosing, provided it is acceptable to the Company.

Settlement Options

The net proceeds under the Contract may be paid under one of the following options, or under an alternative option of your choosing, provided it is acceptable to the Company:

OPTION 1 - LIFE ANNUITY

Under this option, the Annuitant will receive a monthly annuity payment during the Annuitant's lifetime. Payments terminate at the Annuitant's death. This means that even if the Annuitant dies after receiving only one or two annuity payments, the annuity payments will stop, regardless of how many purchase payments were made or the remaining Contract Value.

OPTION 2 - LIFE ANNUITY WITH MONTHLY PAYMENTS GUARANTEED

Under this option, the Annuitant will receive a monthly annuity payment during the Annuitant's lifetime, with the guarantee that if the Annuitant dies before 120 payments have been made, the remainder of the 120 payments will be made to the beneficiary.

The beneficiary can elect to receive the remainder of the guaranteed annuity payments in monthly installments, or they can be paid in a lump sum. The lump sum payment will consist of the present value of the remaining guaranteed annuity payments as of the date the Company receives the notice of death, commuted at the assumed investment rate of 4%. The lump sum will be paid within seven days of receiving the request.

OPTION 3 - JOINT AND LAST SURVIVORSHIP ANNUITY

Under this option, the monthly annuity payments are made during the joint lifetime of the Annuitant and a second person and continue during the lifetime of the survivor. In other words, if the Annuitant dies first, payments continue during the second person's lifetime. It is possible to receive only one or two annuity payments if both the Annuitant and the second person die after the first or second payment is received. If no settlement option is selected, Option 1 will automatically be applied.

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each annuity payment after the first will not be affected by variations in mortality experience (the death rate) or the expenses of the Company. The Company also guarantees certain death benefits.

Frequency of Annuity Payments

Annuity payments will be made in monthly installments. However, if the net amount available under any settlement option is less than $5,000, the Company has the right to pay the entire amount in a lump sum. If the amount of a monthly annuity payment is, or becomes, less than $30, the Company has the right to change the frequency of the annuity payments so that each payment will be at least $30.

Amount of Annuity Payments

A variable annuity is an annuity with payments that

     are not predetermined as to dollar amount; and will vary in amount with the investment experience of the applicable Subaccounts.

At the Income Date, the Contract Value of the Subaccounts will be applied to the applicable annuity tables contained in the Contract. The annuity table that is used will depend on the settlement option you choose. The same Contract Value amount applied to each settlement option may produce a different initial annuity payment.

The actual dollar amount of the annuity payments depends on four things:

(1)  the Contract Value on the Income Date;
(2)  the annuity table specified in the Contract;
(3)  the settlement option selected; and
(4)  the investment performance of the Portfolio(s) selected.

The annuity tables in the Contract are based on a 4% assumed investment rate. If the actual net investment rate exceeds 4%, your monthly payments will increase. Conversely, if the actual net investment rate is less than 4%, your monthly payments will decrease. If a higher assumed interest rate were used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for annuity payments to increase.

Your monthly annuity payment will be equal to the value of a fixed number of annuity units each month. The value of a fixed number of annuity units will reflect the investment performance of the Portfolio(s) selected, and the amount of each annuity payment will vary accordingly. The Statement of Additional Information contains information regarding annuity unit values.


Additional Provisions

     Before the Company makes any life annuity payment, you may be required to provide proof of the Annuitant's age. If the Annuitant's age has been misstated, the amount of the payment will be the amount that the purchase payments would have provided at the correct age. Once monthly life annuity payments have begun, any underpayments will be made up in one lump sum with the next annuity payment; overpayments will be deducted from future annuity payments until the total is repaid.

     You must return the Contract to the Company before a settlement option is paid. Before a death benefit is paid, a certified copy of the death certificate must be submitted to the Company.

     Where payment under the Contract is contingent on the recipient being alive on a certain date, the Company may require proof that the recipient is alive.

     The U.S. Supreme Court has determined that, under certain circumstances, there may be a violation of Title VII of the Civil Rights Act of 1964, as amended, when retirement benefits are determined on the basis of the recipient's sex. The annuity tables contained in the Contract are not based on the Annuitant's sex.

                                 DEATH BENEFIT

Death of the Annuitant

If the Annuitant who is not a Contract Owner dies before the Income Date, the Company will pay the death benefit to the beneficiary. The amount of the death benefit will be determined as of the Valuation Period next following the date the Company receives:

     (1) a certified copy of the death certificate; AND

     (2) an election to either receive the death benefit as a lump sum or under one of the settlement options.

If a lump sum payment is elected, the Company will pay it within seven days after it receives the election and the death certificate.

If the beneficiary does not elect a settlement option, the Company will pay the death benefit in a lump sum.

If the beneficiary elects to have the death benefit paid under a settlement option, the beneficiary has 60 days from the date the Company receives the death certificate to select a settlement option. If no settlement option is selected by the end of the 60-day period, the death benefit will be paid to the beneficiary in a lump sum. The death benefit will be paid according to applicable laws or regulations governing such payments.

The amount of the death benefit will be the greater of:

(1)      the sum of all purchase payments made, less surrendered amounts; or
(2)      the Contract Value.

If an Annuitant dies on or after the Income Date, the death benefit, if any, will be paid as provided for in the settlement option you selected. The Company will require proof of the Annuitant's death.

Death of the Contract Owner

If the Contract is issued under a non-qualified plan, the death benefit will be paid as follows:

If you, as the Contract Owner (regardless of whether you are the Annuitant), die before the Income Date, the entire Contract Value must be distributed within five years of the date of your death, unless:

     (1) it is payable over the lifetime of a designated beneficiary with distributions beginning within one year of the date of your death; OR

     (2) the Contingent Owner, if any, continues the Contract in his or her own name. (The Contingent Owner must be your spouse.)

If the Contract is owned by joint Owners, the above distribution rules will apply upon the first to die of either Contract Owner. If a Contract Owner dies on or after the Income Date, the death benefit, if any, will be paid at least as rapidly as under the method used at the time of death.

If the owner of the Contract is a non-natural person, for purposes of the death benefit, the Annuitant will be treated as the Contract Owner and the death of the Annuitant or a change of the Annuitant will be treated as the death of the Contract Owner.

                          PURCHASES AND CONTRACT VALUE

You may purchase the Contract under a flexible purchase payment plan. You can remit purchase payments to the Company as frequently and in the amount you select on the application. The initial purchase payment is due on the date the Contract becomes effective. The Company has the right to reject any application or purchase payment.


                               Minimum Initial      Minimum Subsequent
                              Purchase Payment      Purchase Payment
                              ----------------      ----------------

Qualified or Non-Qualified        $1,000        $ 50 in monthly installments
Contract                                        $150 in quarterly installments
                                                $300 in semi-annual installments
                                                $600 in annual installments

Qualified or Non-Qualified        $  100        $100 monthly via automatic
Contract purchased with                              withdrawal from your
an automatic payment plan                            bank account

Contract issued in connection     $2,000
with a lump-sum rollover,
from another account, plan or
fund to the Variable Account
with no additional purchase
payments to be made

Minimum initial and subsequent purchase payments will be waived for employer-sponsored payroll deduction programs in connection with a qualified contract.

The Company has the right to establish administrative policies that may decrease the minimum purchase payment requirements.

Change in Purchase Payments

As the Contract Owner, you may elect to increase, decrease or change the frequency or the amount of your purchase payments so long as you meet the minimum requirements set forth above.

Allocation of Purchase Payments

You can allocate purchase payments to an appropriate Subaccount(s) within the Variable Account. The Company converts purchase payments into Accumulation Units. Purchase payments allocated to a Subaccount are divided by the value of that Subaccount's Accumulation Unit for the Valuation Period during which the allocation occurs to determine the number of Accumulation Units attributable to the purchase payments.

        Example: Amount of purchase payment =                $100
                 Value of one Subaccount Accumulation Unit = $ 10
                 $100/$10 = 10  Accumulation Units

For initial purchase payments, if the application is in good order, the Company will apply the purchase payment to the Variable Account and will credit the Contract with Accumulation Units within two business days.

If the application is not in good order, the Company will attempt to get it in good order or the application and the initial purchase payment will be returned within five business days. Once the application is deemed to be in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units within two business days.

For subsequent purchase payments, the Company will apply the purchase payments to the Variable Account and will credit the Contract with Accumulation Units during the next Valuation Period after the Valuation Period in which it receives the purchase payment.

Dollar Cost Averaging Plan

You may make regular transfers of predetermined amounts from the T. Rowe Price Prime Reserve Portfolio to other Subaccounts by establishing a dollar cost averaging plan. This approach allows you to spread investments over time to reduce the risk of investing at the top of the market cycle. You may establish a dollar cost averaging plan by contacting the Annuity Service Office at 1-800-533-7827.

Dollar cost averaging does not insure a profit or protect against a loss during declining markets. Because such a plan involves continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Accumulation Units

Purchase payments are converted into Accumulation Units. The Company does this by dividing the amount of the purchase payment you allocate to a Subaccount by the Accumulation Unit value for that Subaccount.

When the Variable Account was established, the Company set the value of an Accumulation Unit at $10. For each subsequent Valuation Period, the Company has determined the Accumulation Unit value by:

     (1) determining the total amount of money invested in the particular Subaccount;

     (2) subtracting from that amount the mortality and expense risk premium and any other charges, such as taxes, the Company has deducted; and

     (3)  dividing this amount by the number of outstanding Accumulation Units.

The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. It is affected by:

  the investment performance of the Subaccount;
  expenses; and
  deduction of certain charges.

The value of an Accumulation Unit is determined each day that the New York Stock Exchange is open for trading. See the definition of "Valuation Date" on page 4 of this Prospectus.

Distribution Of Contract

Sentry Equity Services, Inc. ("Sentry Equity"), 1800 North Point Drive,
Stevens Point, Wisconsin, a wholly-owned subsidiary of SIAMCO, is the principal underwriter of the Contract. The Contract is sold through licensed insurance agents in states where the Contract may lawfully be sold. The agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Sentry Equity is paid first-year and renewal commissions, not exceeding 4.7% of purchase payments, for its services in distributing the Contract. Sentry Equity, in turn, pays all or a portion of these amounts to the selling agent or agency.

                                   SURRENDERS

While the Contract is in effect, and before the earlier of the Income Date or the Annuitant's death, the Company will allow you to surrender all or a portion of the Contract for its surrender value. You must submit a request in writing to the Company for a surrender. The Company will pay the surrender amount within seven days.

Surrenders will result in the cancellation of Accumulation Units from each applicable Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value. If you would like some other method of cancellation to be used, you must notify the Company beforehand in writing.

The surrender value will be the Contract Value for the next Valuation Period following the Valuation Period during which the Company receives your written request, reduced by the sum of:

(1)   the total of any applicable premium taxes not previously deducted; PLUS
(2)   any applicable contract maintenance charge; PLUS
(3)   any applicable contingent deferred sales charge.

Because of the potential tax consequences of a surrender, including possible tax penalties, you should consult your tax adviser before making a surrender.

The Company may suspend the right to surrender or delay payment of a surrender for more than seven days when:

     (1) the New York Stock Exchange is closed (on other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists and it is not reasonably practicable to dispose of the securities held in the Variable Account, or it is not reasonably practicable to determine the net asset value of the Variable Account; or

     (4) during any other period when the Securities and Exchange Commission permits suspension of payments.

The applicable rules and regulations of the Securities and Exchange Commission will control as to whether conditions (2) or (3) exist.

Limitations on Surrenders from 403(b) Annuities

If the Contract is a 403(b) annuity with contributions made under a salary reduction agreement (as defined in Section 403(b)(11) of the Code) withdrawals can only be taken under certain circumstances. In order to take a withdrawal from a 403(b) annuity, you must meet one the following conditions:

   be at least age 59-1/2;
   have a severance from employment;
   die;
   become disabled (as defined in the Code); or have a case of hardship.

Withdrawals for hardship are restricted to the portion of the Contract Value represented by your contributions and does not include investment earnings. The limitations on withdrawals were effective January 1, 1989, and apply only to:

   salary reduction contributions made after December 31, 1988;
   income attributable to such contributions; and income attributable to amounts held as of December 31, 1988.

These limitations will apply to all amounts (regardless of when or how contributions were originally made) which are transferred or rolled over from a TSA custodial account (as defined in the Code) into your account. The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply. You should consult your tax adviser regarding any withdrawals from a 403(b) annuity.

Texas Optional Retirement Program

If the Contract is issued to a participant in the Texas Optional Retirement Program("ORP"), it will contain an ORP endorsement amending the Contract in two ways. First, if for any reason the second year of the ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institution of higher education at its request. Second, no benefits will be payable, through surrender or otherwise, unless the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education, or attains the age of 70-1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in ORP is required to obtain a certificate of termination from the employer before the Contract can be redeemed.

                               FEDERAL TAX STATUS

NOTE: The following discussion is based on the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict if changes to these laws will be made. You are cautioned to seek tax advice as to possible changes. The Company does not guarantee the tax status of the Contract. You bear the complete risk that the Contract may not be treated as an annuity contract under federal income tax laws. You should also understand that the following discussion is not exhaustive and that special rules not discussed here may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Code governs taxation of annuities in general. You will not be taxed on the increases in value of the Contract until distribution occurs, either as a lump sum payment or as annuity payments under the settlement option selected. If you take a lump sum payment as a total surrender of the Contract before the Income Date, you will be taxed on the portion of the lump sum payment that exceeds the cost basis of the Contract. With a Non-Qualified Contract, the cost basis generally equals the purchase payments, which have already been taxed. With a Qualified Contract, there may be no cost basis. The taxable portion of a lump sum payment is taxed at ordinary income tax rates.

When the Annuitant starts receiving annuity payments on the Income Date, a portion of each payment in excess of an exclusion amount is included in taxable income. The exclusion amount for payments based on a variable settlement option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. The annuity payments you receive after the investment in the Contract has been recovered (i.e., when the total of the excluded amount equals the investment in the Contract) are fully taxed. The taxable portion is taxed at ordinary income tax rates. If, after the Income Date, annuity payments cease because of the death of the Annuitant, any unrecovered investment in the Contract shall be allowed as a deduction to the Annuitant for his or her last taxable year. Unrecovered investment in the Contract is the investment in the Contract on the Income Date reduced by amounts received after the Income Date which were excludable from taxable income.

You are urged to consult your tax adviser regarding the tax consequences of any type of distribution or payment under the Contract.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) when the investments are not adequately diversified, as required by U.S. Treasury Department regulations.

If it is determined that the Contract does not meet the definition of an annuity contract, you, as the Contract Owner, would be liable for federal income tax on the earnings portion of the Contract prior to the receipt of the income. The Code contains a safe harbor provision which provides that annuity contracts meet the diversification requirements if, at the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

In 1989, the Treasury Department issued regulations that amplify the diversification requirements for variable contracts contained in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio is deemed adequately diversified if:

      no more than 55% of the value of the total assets of the portfolio is represented by any one investment;

      no more than 70% of the value of the total assets of the portfolio is represented by any two investments;

      no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

      no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of diversification, each U.S. government agency or instrumentality is treated as a separate issuer.

The Company intends that the Mutual Funds underlying the Contract will be managed by the investment advisers so as to comply with the diversification requirements.

Contract Owner Control of Investments

Currently, there is no official guidance as to whether, or under what circumstances, control of the investments of the Variable Account by the Contract Owner will cause the owner to be treated as the owner of the assets of the Variable Account, thereby causing the Contract to lose its favorable tax treatment.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that a policy owner was not the owner of the assets of a separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered the owner of the assets of the Variable Account.

In the event any forthcoming guidance or ruling sets forth a new position, the guidance or ruling will generally be applied only prospectively. However, if the ruling or guidance is not considered to set forth a new position, it may be applied retroactively, resulting in the Contract Owner being determined to retroactively be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

Federal tax laws provide that multiple non-qualified annuity contracts that are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from the combination of contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult your tax adviser before purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, a tax court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. In late 1999, the Internal Revenue Service acquiesced to the tax court's ruling, but stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations in order to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. Without further guidance from the IRS, it is unclear what specific types of partial exchanges will be challenged by the IRS. Currently, the Company does not allow partial exchanges of annuity contracts. However, due to the uncertainty in this area, you should consult you own tax adviser before entering into a partial exchange of any annuity contract.

Owner Other Than Natural Person

Under Section 72(u) of the Code, the investment earnings on purchase payments will be taxed currently to the Contract Owner if the Contract Owner is a non-natural person, such as a corporation or certain other entities. A contract held by a non-natural person will generally not be treated as an annuity for federal income tax purposes.

However, this does not apply to a contract held by a trust or other entity as an agent for a natural person, nor does it apply to a contract held by a qualified plan. You should consult your own tax adviser before purchasing the Contract if it is to be held by a non-natural person.

Tax Treatment of Assignments

If you assign or pledge the Contract, there may be tax implications. You should consult your tax adviser before assigning or pledging the Contract.

Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse, or former spouse incident to a divorce, and you receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Taxation of Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

Income Tax Withholding

All distributions under the Contract, or the portion of the distribution that is included in your gross income, are subject to federal income tax withholding. Generally, if you are receiving periodic payments, the withholding rate is the same as for wages; for non-periodic payments, the withholding rate is 10%. However, you may elect not to have taxes withheld or to have them withheld at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower treaty rate applies to such person.

Certain distributions from retirement plans qualified under Code Section 401, Code Section 403(b), or from a Code Section 457 governmental plan that are not directly rolled over to another qualified retirement plan, an individual retirement account, or an individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:

     (1) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or

     (2)  distributions that are required minimum distributions; or

     (3) the portion of the distribution that is not includable in gross income (the return of any after-tax contributions); or

     (4)  hardship withdrawals.

When all or a part of an annuity contract or a death benefit under an annuity contract is transferred or paid to an individual who is two or more generations younger than the Owner, a generation-skipping transfer tax may be owed. Under certain circumstances, federal tax law may require the Company to withhold the tax from the Contract and pay it directly to the Internal Revenue Service.

You should consult your tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts and Section 457 Contracts

Section 72 of the Code governs the treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn under the Contract will be treated as first coming from earnings and then, only after the earnings portion is exhausted, as coming from the purchase payments. Earnings that are withdrawn must be included in your gross income.

Section 72 further provides that a 10% penalty will apply to the earnings portion of any distribution. However, the 10% penalty does not apply to amounts received:

     (1)  after the taxpayer reaches age 59-1/2;

     (2)  after the Contract Owner's death;

     (3)  if the taxpayer is totally disabled (as defined in the Code);

     (4) in a series of substantially equal periodic payments made at least annually during the taxpayer's lifetime (or expected lifetime) or for the joint lives (or joint live expectancies) of the taxpayer and his or her beneficiary;

     (5)  under an immediate annuity; or

     (6)  that are allocable to purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59-1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception is used.

The Contract provides that if the Annuitant dies prior to the Income Date, the death benefit will be paid to the beneficiary. Payments made upon the death of the Annuitant who is not the Contract Owner do not qualify for the death-of-contract-owner exception in (2) above and will be subject to the 10% penalty, unless the beneficiary is at least age 59-1/2 or one of the other exceptions to the penalty applies.

The above information applies to Qualified Contracts issued under Section 457 of the Code, but does not apply to other Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to other Qualified Contracts (see below).

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of private letter rulings, held that the payment of investment adviser fees from an IRA or a tax-sheltered annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

Qualified Plans

The Contract offered by this Prospectus is suitable for use under various types of qualified plans. The tax implications for participants in qualified plans vary with the type of plan and the terms and conditions of each plan. You should be aware that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contract.

Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plan to the extent such terms conflict with the terms of the Contract unless the Company specifically consents to be bound. You are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax-deferred. However, the Contract has features and benefits other than tax-deferral that may make it appropriate for a qualified plan.

Following are general descriptions of the types of qualified plans that can be used with the Contract. The descriptions are not comprehensive and are for your general information only. Tax laws and regulations regarding qualified plans are very complex and have different applications depending on individual facts and circumstances. You should consult your tax adviser before purchasing the Contract under a qualified plan.


If the Contract is issued pursuant to a qualified plan, it may contain special provisions that are more restrictive than the Contract provisions described in this Prospectus. Generally, if the Contract is issued under a qualified plan, the Contract is not transferable except if it is surrendered or annuitized. Various penalties and excise taxes may apply to purchase payments (contributions) or distributions made in violation of applicable limits. Certain withdrawal penalties and restrictions may apply to surrenders from a Qualified Contract.

The Contract is no longer available in connection with H.R. 10 (Keogh) Plans or corporate pension and profit-sharing plans with the exception of SIMPLE IRAs and simplified employee pension (SEP) plans. The information provided below is being included to provide disclosure to owners of Contracts that were issued under these types of plans.

TAX SHELTERED ANNUITIES

The Code permits the purchase of tax-sheltered annuities by public schools and certain charitable, educational and scientific organizations. Qualifying employers may make contributions to these annuities on behalf of their employees. The contributions are not included in the gross income of the employees until the employees receive distributions from the annuities. The amount of contributions is limited to certain maximums imposed by the Code. The Code also provides restrictions on transferability, distributions, nondiscrimination and withdrawals of tax-sheltered annuities. You should consult with your tax adviser regarding the tax consequences of investing in a tax-sheltered annuity. Loans are not available under the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

The Code permits eligible individuals to contribute to an individual retirement plan known as an individual retirement annuity or IRA. Under applicable limits, you can contribute certain amounts to an IRA that can be deducted from your taxable income. There are also limits with respect to eligibility, contributions, transferability and distributions. Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. If the Contract is to be used as an IRA, there are specific requirements imposed by the Code. In addition, the Company is required to give you additional informational disclosure if you purchase the Contract as an IRA. However, you should consult with your tax adviser regarding the tax consequences and suitability of investing in an IRA.

Roth IRA. Under an individual retirement annuity known as a Roth IRA, contributions are made with after-tax dollars, but the earnings are distributed tax-free if certain conditions are met. Distributions from a Roth IRA are tax-free if it has been held for at least five years AND it meets one of the following requirements:

       the distribution is made after age 59-1/2 or the taxpayer has died or is disabled;

       the distribution is being used for a qualified first-time home purchase, subject to a $10,000 lifetime maximum, by the taxpayer, a spouse, child, grandchild, or ancestor.

Certain penalties may apply if you receive a non-qualified distribution. Rollovers to or from a Roth IRA can be made under certain circumstances, however, there may be a tax liability if the rollover involves a non-Roth IRA.

If you are considering a Roth IRA, you should consult with your tax adviser regarding the tax implications and suitability.

SIMPLE IRAs

Section 408(p) of the Code permits certain employers (generally those with less than 100 employees) to establish a retirement program for employees using Savings Incentive Match Plan Retirement Annuities ("SIMPLE IRA"). SIMPLE IRA programs can only be established with the approval of and adoption by the employer of the Contract owner of the SIMPLE IRA. Contributions to SIMPLE IRAs will be made pursuant to a salary reduction agreement in which an owner would authorize his or her employer to deduct a certain amount from his or her pay and contribute it directly to the SIMPLE IRA. The owner's employer will also make contributions to the SIMPLE IRA in amounts based on certain elections of the employer. The only contributions that can be made to a SIMPLE IRA are salary reduction contributions and employer contributions as described above, and rollover contributions from other SIMPLE IRAs. Purchasers of a Contract to be qualified as a SIMPLE IRA should obtain competent tax advice as to the tax treatment and suitability of this type of investment.

Pension and Profit-Sharing Plans

The Code permits employers, including self-employed individuals, to establish various types of retirement plans for employees. Contributions to the plans for the benefit of employees are not included in the employees' gross income until distributed from the plan. The employees' tax liabilities may vary depending on the particular plan design. However, the Code places limits and restrictions on all plans with respect to such things as amount of allowable contributions; form, manner and timing of distributions; transfer of benefits; vesting and non-forfeiture of interests; nondiscrimination in eligibility and participation; and tax treatment of distributions, withdrawals and surrenders. You should consult your tax adviser regarding the tax consequences and suitability of investing in pension and profit-sharing plans.

Tax Treatment Of Withdrawals - Qualified Contracts

In the case of a withdrawal from a Qualified Contract, a ratable portion of the amount you receive is taxable, generally based on the ratio of your cost basis to your total accrued benefit under the plan. Special tax rules may apply to certain distributions from a Qualified Contract. The Code imposes a 10% penalty on the taxable portion of any distribution from qualified retirement plans. The penalty is increased to 25% for distributions from a SIMPLE IRA within the first two years of participation in the plan.

To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty is imposed. The tax penalty will also not apply to the following:

     (1) distributions made on or after age 59-1/2;

     (2) distributions following death or disability;

     (3) after separation from service, distributions that are part of substantially equal periodic payments made at least annually for the life (or life expectancy) of the Contract Owner or the Annuitant (as applicable) or the joint lives (or joint life expectancies) of the Contract Owner or Annuitant (as applicable) and the designated beneficiary;

     (4) distributions after separation from service after age 55;

     (5) under limited conditions, distributions made for amounts paid during the taxable year for medical care;

     (6) distributions paid to an alternate payee pursuant to a qualified domestic relations order;

     (7) distributions made on account of an IRS levy on the Qualified
         Contract;

     (8) under limited conditions, distributions from an IRA to purchase medical insurance;

     (9) under limited conditions, distributions from an IRA for qualified higher education expenses; and

     (10) with limitations, distributions from an IRA for qualified first-time home purchases.

The exceptions in (4) and (6) above do not apply in the case of an IRA. The exception in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59-1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception is used. The 10% penalty also applies to a distribution from a Code Section 457 governmental plan, if the distribution is attributable to an amount transferred to the Code
Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

Required Distributions

Generally, if the Contract is issued under a qualified plan, annuity payments must begin no later than (a) April 1 of the calendar year following the calendar year in which you reach age 70-1/2 ; OR (b) the calendar year in which you retire, whichever is LATER. The date in (b) does not apply to an IRA.

Under a qualified plan, annuity payments must be made over a period not exceeding your life expectancy or the life expectancies of you and your designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed on the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service has issued new regulations regarding required distributions from qualified plans. You should consult with your qualified plan sponsor and tax adviser to determine if these new rules are applicable to you.

Tax Sheltered Annuities - Withdrawal Limitations

If the Contract is a 403(b) annuity (also known as a tax-sheltered annuity) with contributions made under a salary reduction agreement (as defined the Code) withdrawals can only be taken under certain circumstances. In order to take a withdrawal from a 403(b) annuity, you must meet one the following conditions:

    be at least age 59-1/2;
    have a severance from employment;
    die;
    become disabled (as defined in the Code); or have a case of hardship.

Withdrawals for hardship are restricted to the portion of the Contract Value represented by your contributions and does not include investment earnings. The limitations on withdrawals became effective January 1, 1989, and apply only to:


  salary reduction contributions made after December 31, 1988;
  income attributable to such contributions; and income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply. You should consult your tax adviser regarding any withdrawals from a 403(b) annuity.

Section 457 - Deferred Compensation Plans

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in deferred compensation plans under Section 457 of the Code. The amounts deferred under a plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. There are limitations on the maximum amount which can be deferred in any one year, and, in limited circumstances, the plan may provide for additional catch-up contributions. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of the participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996, must have been amended to satisfy the trust and exclusive benefit requirements prior to January 1, 1999, and must have been amended no later than that date to continue to receive favorable tax treatment. The trust requirement does not apply to amounts under a plan of a tax exempt (non-governmental) employer. In addition, the trust requirement does not apply to amounts under a plan of a governmental employer if the plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a plan are prohibited under Section 457 of the Code unless made after the participating employee:

   attains age 70-1/2;
   has a severance from employment;
   dies; or
   suffers an unforeseeable financial emergency as defined in the Code.

LEGAL PROCEEDINGS

Neither the Variable Account nor the underwriter, Sentry Equity, is a party to any legal proceedings. The Company is engaged in routine litigation which, in the opinion of the Company, is not material in relation to the total capital and surplus of the Company.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Item                                                               Page
THE COMPANY                                                         3
DISTRIBUTION OF THE CONTRACT                                        3
INDEPENDENT ACCOUNTANTS                                             3
LEGAL OPINIONS                                                      3
YIELD CALCULATION FOR T. ROWE PRICE PRIME RESERVE SUBACCOUNT        3
PERFORMANCE INFORMATION                                             4
ANNUITY PAYMENTS                                                    6
         Annuity Unit                                               6
         Amount of Annuity Payments                                 6
         Net Investment Factor                                      6
FINANCIAL STATEMENTS                                                7

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACT
                                   issued by
                           SENTRY VARIABLE ACCOUNT II
                                      and
                         SENTRY LIFE INSURANCE COMPANY

This is not a Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus for the individual flexible purchase payment deferred variable annuity contract which is referred to herein.

The Prospectus concisely presents information that a prospective investor should know before investing. For a copy of the Prospectus, call or write the Company at 1800 North Point Drive, Stevens Point, WI 54481, (800) 533-7827.

This Statement of Additional Information and the Prospectus are dated May 1,
2002.

                               TABLE OF CONTENTS

        Item                                                      Page

THE COMPANY                                                        3
DISTRIBUTION OF THE CONTRACT                                       3
INDEPENDENT ACCOUNTANTS                                            3
LEGAL OPINIONS                                                     3
YIELD CALCULATION FOR T. ROWE PRICE PRIME RESERVE SUBACCOUNT       3
PERFORMANCE INFORMATION                                            4
ANNUITY PAYMENTS                                                   6
         Annuity Unit                                              6
         Amount of Annuity Payments                                6
         Net Investment Factor                                     6
FINANCIAL STATEMENTS                                               7

THE COMPANY

Sentry Life Insurance Company (the OOCompanyOO) is a stock life insurance company incorporated in 1958, pursuant to the laws of the State of Wisconsin. Its home office is located at 1800 North Point Drive, Stevens Point, Wisconsin. It is licensed to conduct life, annuity and accident and health insurance business in in all states, except New York, and in the District of Columbia. The Company is a wholly-owned subsidiary of Sentry Insurance a Mutual Company (OOSIAMCOOO). SIAMCO is a mutual insurance company incorporated under the laws of Wisconsin with headquarters at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls, either directly or through subsidiary companies, a group of insurance and related companies, including Sentry Life Insurance Company of New York and Sentry Equity Services, Inc.

DISTRIBUTION OF THE CONTRACT

Sentry Equity Services, Inc. (OOSentry EquityOO), 1800 North Point Drive, Stevens Point, Wisconsin, a wholly-owned subsidiary of SIAMCO, serves as the principal underwriter of the Contract. The Contract is sold through licensed insurance agents in states where the Contract may be lawfully sold. The agents are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Sentry Equity will be paid first-year and renewal commissions for its services in distributing the Contract, which will not exceed 4.7% of purchase payments. Sentry Equity will, in turn, pay all or a portion of these amounts to the selling agent or agency. The Contract is sold on a continuous basis.

Sentry Equity also acts as principal underwriter for Sentry Fund, Inc., an open-end management investment company. Sentry Equity was paid underwriter commissions in the aggregate for the years 1999, 2000 and 2001 of $435,255, $537,460, and $382,915, respectively. Of those amounts it retained $287,172, $288,956, and $170,211, respectively.

INDEPENDENT ACCOUNTANTS

The statutory financial statements of the Company as of December 31, 2001 and 2000, and for the years then ended, and the financial statements of the Variable Account as of December 31, 2001, and for each of the two years in the period then ended or for the period indicated, have been audited by PricewaterhouseCoopers LLP, Milwaukee, Wisconsin, independent accountants, whose reports appear herein and have been included in reliance on its authority as an expert in accounting and auditing.

LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contract.

YIELD CALCULATION OF T. ROWE PRICE PRIME RESERVE SUBACCOUNT

The T. Rowe Price Prime Reserve Subaccount of the Variable Account will calculate its current yield based on the seven days ended on the date of calculation.

The current yield of the T. Rowe Price Prime Reserve Subaccount is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing contract owner account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting the mortality and expense risk premium and contract maintenance charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the
T. Rowe Price Prime Reserve Subaccount in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the T. Rowe Price Prime Reserve Subaccount and changes in the interest rates on such investments, but also on changes in the T. Rowe Price Prime Reserve Subaccount's expenses during the period.

Yield information may be useful in reviewing the performance of the T. Rowe Price Prime Reserve Subaccount and for providing a basis of comparison with other investment alternatives. However, the T. Rowe Price Prime Reserve Subaccount's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable contingent deferred sales charge at the time of the surrender. (See Charges and Deduction - Contingent Deferred Sales Charge in the Prospectus.)

PERFORMANCE INFORMATION

The following table shows the average annual total return figures and the cumulative total return figures of the Portfolios for the one-, five-, and ten-year periods and since inception to December 31, 2001, are as follows:

                                      CUMULATIVE TOTAL RETURN                               AVERAGE ANNUAL TOTAL RETURN

                                                                       Ten Years                                    Ten Years
                                                                          or                                           or
                                       One              Five             Since              One         Five          Since
                                       Year             Years          Inception*           Year        Years       Inception*
T. Rowe Price                           (2.31)%            -            18.94%                (2.31)%       -          3.53%
Prime Reserve Portfolio
T. Rowe Price                            2.11%           26.89%         43.76%                 2.11%      4.88%        4.86%
Limited-Term Bond Portfolio
T. Rowe Price                           (8.74)%          39.75%        101.72%                (8.74)%     6.92%       10.53%
Personal Strategy Balanced Portfolio
T. Rowe Price                           (4.89)%          55.46%        159.38%                (4.89)%     9.22%       13.07%
Equity Income Portfolio
T. Rowe Price                           (7.28)%            -            77.75%                (7.28)%      -          12.19%
Mid-Cap Growth Portfolio
T. Rowe Price                          (28.47)%          (6.03)%        18.89%               (28.47)%     1.24%        2.26%
International Stock Portfolio
Janus Aspen                            (10.97)%          80.29%        173.42%               (10.97)%    12.50%       12.82%
Balanced Portfolio
Janus Aspen                            (30.85)%          43.24%        127.52%               (30.85)%     7.45%       10.36%
Growth Portfolio
Janus Aspen                            (45.40)%          30.61%        139.38%               (45.40)%     5.48%       11.04%
Aggressive Growth Portfolio
Janus Aspen                            (27.83)%            -            99.50%               (27.83)%      -          15.93%
Capital Appreciation Portfolio
Janus Aspen                            (28.57)%          57.52%        203.64%               (28.57)%     9.51%       14.25%
Worldwide Growth Portfolio
Vanguard                                (3.16)%          12.38%         21.56%                (3.16)%     2.36%        3.56%
High Yield Bond Portfolio
Vanguard                                (1.99)%          54.18%        170.53%                (1.99)%     9.04%       10.46%
Balanced Portfolio
Vanguard                               (18.23)%          54.32%        193.56%               (18.23)%     9.06%       11.36%
Equity Index Portfolio
Vanguard                                (6.89)%            -            37.09%                (6.89)%      -          11.52%
Mid-Cap Index Portfolio
Vanguard                                (0.85)%         125.05%        117.69%                (0.85)%    17.60%       14.96%
Small Company Growth Portfolio
Vanguard                                 5.63%            -             29.10%                 5.63%       -           9.23%
REIT Index Portfolio

*Dates of inception of the Portfolios are as follows:

T. Rowe Price Prime Reserve Portfolio:              December 31, 1996
T. Rowe Price Limited-Term Bond Portfolio:          May 13, 1994
T. Rowe Price Personal Strategy Balanced Portfolio: December 30, 1994
T. Rowe Price Equity Income Portfolio:              March 31, 1994
T. Rowe Price Mid-Cap Growth Portfolio:             December 31, 1996
T. Rowe Price International Stock Portfolio:        March 31, 1994
Janus Aspen Balanced Portfolio:                     September 13, 1993
Janus Aspen Growth Portfolio:                       September 13, 1993
Janus Aspen Aggressive Growth Portfolio:            September 13, 1993
Janus Aspen Capital Appreciation Portfolio:         May 1, 1997
Janus Aspen Worldwide Growth Portfolio:             September 13, 1993
Vanguard High Yield Bond Portfolio:                 June 3, 1996
Vanguard Mid-Cap Index Portfolio:                   February 9, 1999
Vanguard Small Company Growth Portfolio:            June 3, 1996
Vanguard REIT Index Portfolio:                      February 9, 1999

The above figures include the deduction of a 1.20% Mortality and Expense Risk Premium, a $30 Contract Maintenance Charge and the Investment Management and Administration Fees and other expenses, if applicable, paid by the Portfolios. The returns reported above also reflect the deduction of the Contract's Contingent Deferred Sales Charge from each Portfolio's one year total return, when such charge equals 5% of a surrendered Purchase Payment, and from each Portfolio's five year total return, when the charge equals 1% of a surrendered Purchase Payment.

The T. Rowe Price Prime Reserve Portfolio, the T. Rowe Price
Limited-Term Bond Portfolio, the T. Rowe Price Personal Strategy Balanced Portfolio, and the Janus Aspen Series Aggressive Growth Portfolio were made available for investment in connection with the Contract on January 7, 2000. The
T. Rowe Price Equity Income Portfolio, the T. Rowe Price International Stock Portfolio, the Janus Aspen Balanced Portfolio, the Janus Aspen Growth Portfolio, the Janus Aspen Capital Appreciation Portfolio, and the Janus Aspen Worldwide Growth Portfolio were made available on May 1, 2000. The remaining Portfolios were made available for investment on May 1, 2002. For periods starting prior to the date the Contract first invested in the Portfolio, the performance information shown above is based on the historical performance of the Portfolio, modified to reflect the charges and expenses of the Contract, as if the Contract had invested in the Portfolio during the periods stated. These figures should not be interpreted to reflect actual historical performance of the Contract.


The hypothetical value of a Contract purchased for the time periods described above is determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable contract maintenance charges and any applicable contingent deferred sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described above, as the case may be. The formula used in these calculations is:

         P (1 + T)n = ERV

         Where:

         P   =  a hypothetical initial payment of $1,000
         T   =  average annual total return
         n   =  number of years
         ERV =  ending redeemable value at the end of the one- and five year periods and since inception to December 31, 2001 (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of each period presented to December 31, 2001.

The calculation of the cumulative total return for the Portfolios under the Contract issued by the Company is not subject to a standardized formula. The hypothetical value of a Contract purchased for the time periods described above is determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment and deducting any applicable Contract Maintenance Charge and any applicable Contingent Deferred Sales Charge to arrive at the ending hypothetical value. The total return percentage is then determined by subtracting the initial investment from the ending hypothetical value and dividing the difference by the initial investment and expressing the result as a percentage.

The cumulative total return quotation figures were calculated using the following assumptions:

(1) The one-year figure assumes that values based on a $1,000 payment made on December 31, 2000 were redeemed on December 31, 2001.

(2) The five-year figure assumes that values based on a $1,000 payment made on December 31, 1996 were redeemed on December 31, 2001.

(3) The ten-year figure assumes that values based on a $1,000 payment made on December 31, 1991 were redeemed on December 31, 2001.

(4) The since inception figures assume that values based on a $1,000 payment made on the inception dates were redeemed on December 31, 2001.

ALL QUOTATION FIGURES ABOVE REPRESENT PAST PERFORMANCE OF EACH INVEST-MENT OPTION. THE TOTAL RETURN FIGURES FLUCTUATE DAILY, SO THE ABOVE QUOTA-TIONS ARE NOT REPRESENTATIVE OF FUTURE BENEFITS.

ANNUITY PAYMENTS

Annuity Unit

Initially, the value of an Annuity Unit was set at $10. For each subsequent Valuation Period, the Annuity Unit value is determined as follows:

(1) the Annuity Unit value for a Subaccount for the last Valuation Period is multiplied by the net investment factor for the Subaccount for the next Valuation Period;

(2) the result is divided by the assumed investment factor for that Valuation Period. The net investment factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

Amount of Annuity Payments

The dollar amount of annuity payments after the first payment is determined as follows:

(1) The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the income date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

(2) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each annuity payment is the sum of all Subaccount annuity payments less any applicable contract maintenance charge.

The Subaccount Annuity Unit value at the end of any Valuation Period is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Period by the quotient of (1) and (2), where:

(1) is the net investment factor for the Valuation Period for which the Subaccount Annuity Unit value is being determined; and

(2) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first annuity payment. Such factor for any Valuation Period is the accumulated value of $1.00 deposited at the beginning of such period at the assumed investment rate of 4%.

Net Investment Factor

The net investment factor for any Subaccount for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result where:

(1) is the net result of:


(a) the net asset value per share of the Mutual Fund or Portfolio held in the Subaccount determined as of the current Valuation Period; PLUS

(b) the per share
amount of any dividend or capital gain distribution made by the Mutual Fund or Portfolio held in the Subaccount if the Oex-dividendO date occurs during the current Valuation Period; PLUS OR MINUS

(c) a per share charge or credit, which
is determined by the Company, for changes in tax reserves resulting from investment operations of the Subaccount;

(2) is the net result of:

          (a) the net asset value per share of the Mutual Fund or Portfolio held in the Subaccount determined as of the immediately preceding Valuation Period; PLUS OR MINUS

          (b) the per share charge or credit for any changes in tax reserve for the immediately preceding Valuation Period; and

(3) is the percentage factor representing the mortality and expense risk premiums.

The net investment factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2001


Assets:

Investments at market value:

 Janus Aspen Series:
    Aspen Growth Portfolio, 78,271 shares (cost $2,008,089)        $ 1,556,037
    Aspen Aggressive Growth Portfolio, 1,037,026 shares
      (cost $56,007,994)                                            22,793,824
    Aspen Capital Appreciation Portfolio, 42,978 shares
      (cost $1,072,861)                                                890,499
    Aspen Worldwide Growth Portfolio, 25,813 shares (cost $965,020)    736,697
    Aspen Balanced Portfolio, 84,485 shares (cost $1,994,778)        1,906,829

 T. Rowe Price Fixed Income Series, Inc.:
    Prime Reserve Portfolio, 3,475,359 shares (cost $3,475,359)      3,475,359
    Limited Term Bond Portfolio, 1,148,132 shares (cost $5,567,971)  5,809,549

 T. Rowe Price Equity Series, Inc.:
    Equity Income Portfolio, 108,037 shares (cost $2,081,378)        2,071,073
    Personal Strategy Balanced Portfolio, 890,206 shares
      (cost $13,946,464)                                            13,103,829

 T. Rowe Price International Series, Inc.:
         International Stock Portfolio, 13,259 shares (cost $191,880)  152,084
                                                                       -------

               Total investments                                    52,495,780

          Dividends receivable                                             917
                                                                           ---
                 Total assets                                       52,496,697

Liabilities:

Accrued expenses                                                        10,314
                                                                        ------

Net Assets                                                         $52,486,383
                                                                   ===========

The accompanying notes are an integral part of these financial statements

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                            STATEMENTS OF OPERATIONS

                                         For the Periods ended December 31,
                                         ----------------------------------
                                       T. Rowe Price           T. Rowe Price
                                       Prime Reserve         Limited Term Bond
                                       -------------         -----------------
                                       2001      2000           2001      2000
                                       ----      ----           ----      ----
Investment Income:
 Dividends ............             $133,828  $175,176       $299,530  $280,229
Expenses:
 Mortality and expense risk charges   35,895   31,540         56,439    50,689
                                      ------   ------         ------    ------
Net investment income (loss) .......  97,933  143,636        243,091   229,540
                                      ------  -------        -------   -------
Realized gains (losses) on investments:
 Realized net investment gain (loss)     --      --           38,583  (169,721)
 Capital gain distributions received     --      --             --        --
 Realized gain (loss) on investments and
  capital gain distributions, net        --      --           38,583  (169,721)
Unrealized appreciation (depreciation),
  net                                    --      --           94,630   315,905
                                                              ------   -------
Net increase (decrease) in net
assets from operations ..........   $ 97,933  $143,636       $376,304  $375,724
                                    ========  ========       ========  ========

The accompanying notes are an integral part of these financial statements

                                                           For the Periods ended December 31,
                                                           ----------------------------------

                                                    Janus Aspen                      T. Rowe Price
                                                   Aggressive Growth            Personal Strategy Balanced
                                                   -----------------            --------------------------
                                                 2001            2000               2001          2000
                                                 ----            ----               ----          ----

Investment Income:
Dividends .................................   $       -       $  3,354,583      $  383,473     $   434,814
Expenses:
Mortality and expense risk charges ........        301,917         632,165         141,324         152,019
                                                   -------         -------         -------         -------
Net investment income (loss) ..............       (301,917)      2,722,418         242,149         282,795
                                                  --------       ---------         -------         -------
Realized gains (losses) on investments:
Realized net investment gain (loss) .......     (5,698,785)     18,515,974        (142,436)      3,263,855
Capital gain distributions received .......              -       3,384,409               -         747,583
                                                                 ---------                         -------
Realized gain (loss) on investments and
capital gain distributions, net ...........     (5,698,785)     21,900,383        (142,436)      4,011,438
Unrealized appreciation (depreciation), net    (10,364,549)    (43,878,430)       (585,656)     (3,997,059)
                                               -----------     -----------        --------      ----------
Net increase (decrease) in net assets
from operations ...........................   $(16,365,251)   $(19,255,629)     $ (485,943)    $   297,174
                                              ============    ============      ==========     ===========

The accompanying notes are an integral part of these financial statements

                                                                     For the Periods ended December 31,
                                                                     ----------------------------------
                                                     T. Rowe Price                  T. Rowe Price                     Janus Aspen
                                                     Equity Income                International Stock                   Growth
                                                     -------------                -------------------                   ------
                                                  2001         2000*              2001          2000*              2001       2000*
                                                  ----         -----              ----          -----              ----       -----
Investment Income:
 Dividends ............                       $  22,483     $  3,017           $  3,227      $    903         $   1,046   $   8,236
Expenses:
 Mortality and expense risk charges .......      14,700        1,284              1,593           822            14,983       3,635
                                                 ------        -----              -----           ---            ------       -----

Net investment income (loss) ..............       7,783        1,733              1,634            81           (13,937)      4,601
                                                  -----        -----              -----            --           -------       -----

Realized gains (losses) on investments:
 Realized net investment gain (loss) ......      17,101          362            (27,066)         (945)         (153,539)     (2,085)
 Capital gain distributions received ......      27,507       10,868                 -          4,332             2,853      19,091
                                                 ------       ------                            -----             -----      ------
 Realized gain (loss) on investments and
  capital gain distributions, net .........      44,608       11,230            (27,066)        3,387          (150,686)     17,006
Unrealized appreciation (depreciation), net     (31,078)      20,773            (14,226)      (25,570)         (257,443)   (194,609)
                                                -------       ------            -------       -------          --------    --------

Net increase (decrease) in net assets
 from operations ..........................   $  21,313     $ 33,736           $(39,658)     $(22,102)        $(422,066)  $(173,002)
                                              =========     ========           ========      ========         =========   =========

*Commenced offering on May 1, 2000.

The accompanying notes are an integral part of these financial statements

                                                                      For the Periods ended December 31,

                                                 Janus Aspen                       Janus Aspen                  Janus Aspen
                                             Capital Appreciation                Worldwide Growth                 Balanced
                                             --------------------                ----------------                 --------
                                                 2001          2000*               2001       2000*            2001        2000*
Investment Income:
 Dividends ............                       $  10,567     $   5,169          $   3,667   $  5,232         $ 43,386    $ 22,973
Expenses:
 Mortality and expense risk charges .......       7,870         2,407              7,225      2,135           14,357       3,203
                                                  -----         -----              -----      -----           ------       -----
Net investment income (loss) ..............       2,697         2,762             (3,558)     3,097           29,029      19,770
                                                  -----         -----             ------      -----           ------      ------
Realized gains (losses) on investments:
 Realized net investment gain (loss) ......     (85,160)          937            (59,958)    (2,646)         (48,092)     (4,119)
 Capital gain distributions received ......          -             98                 -      15,106              -        18,560
                                                                   --                        ------                       ------
 Realized gain (loss) on investments and
  capital gain distributions, net .........     (85,160)        1,035            (59,958)    12,460          (48,092)     14,441
Unrealized appreciation (depreciation), net     (95,220)      (87,142)          (116,936)  (111,386)         (36,782)    (51,167)
                                                -------       -------           --------   --------          -------     -------
Net increase (decrease) in net assets
 from operations ..........................   $(177,683)    $ (83,345)         $(180,452)  $(95,829)        $(55,845)   $(16,956)
                                              =========     =========          =========   ========         ========    ========

*Commenced offering on May 1, 2000.

The accompanying notes are an integral part of these financial statements

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         For the Periods ended December 31,
                                                   T. Rowe Price                  T. Rowe Price
                                                   Prime Reserve                Limited Term Bond
                                               2001         2000             2001           2000
Increase (decrease) in net assets
   from operations:
Net investment income (loss) ..........       $97,933       $143,636       $243,091       $229,540
Realized gains (losses) ...............             -              -         38,583       (169,721)
Unrealized appreciation
(depreciation), net ...................             -              -         94,630        315,905
                                                                             ------        -------

Net increase (decrease) in net assets
from operations .......................        97,933        143,636        376,304        375,724
                                               ------        -------        -------        -------
Contract transactions:
Purchase payments .....................       676,256        415,697        786,233        195,877
Transfers between subaccounts, net ....       579,197       (277,168)       346,664        (73,539)
Withdrawals ...........................      (794,471)      (719,816)      (610,703)      (690,950)
Contract maintenance fees .............        (3,560)        (2,676)        (5,703)        (4,126)
Surrender charges .....................        (3,750)        (3,549)        (1,698)        (4,081)
                                               ------         ------         ------         ------
Net increase (decrease) in net assets
derived from contract transactions ....       453,672       (587,512)       514,793       (576,819)
                                              -------       --------        -------       --------
Total increase (decrease) in net assets       551,605       (443,876)       891,097       (201,095)
Net assets at beginning of year .......     2,923,336      3,367,212      4,918,174      5,119,269
                                            ---------      ---------      ---------      ---------
Net assets at end of year .............    $3,474,941     $2,923,336     $5,809,271     $4,918,174
                                           ==========     ==========     ==========     ==========

The accompanying notes are an integral part of these financial statements

                                                            For the Periods ended December 31,
                                                            ----------------------------------
                                                        Janus Aspen                         T. Rowe Price
                                                     Aggressive Growth             Personal Strategy Balanced
                                                     -----------------             --------------------------
                                                    2001            2000              2001           2000
                                                    ----            ----              ----           ----
Increase (decrease) in net assets
  from operations:
  Net investment income (loss) ..............      $(301,917)     $2,722,418        $242,149        $282,795
  Realized gains (losses) ...................     (5,698,785)     21,900,383        (142,436)      4,011,438
  Unrealized appreciation (depreciation), net    (10,364,549)    (43,878,430)       (585,656)     (3,997,059)
                                                 -----------     -----------        --------      ----------
Net increase (decrease) in net assets
  from operations ...........................    (16,365,251)    (19,255,629)       (485,943)        297,174
                                                 -----------     -----------        --------         -------
Contract transactions:
  Purchase payments .........................      1,406,538       4,554,196         869,349       1,653,063
  Transfers between subaccounts, net ........     (1,356,789)       (310,607)       (224,420)     (1,048,702)
  Withdrawals ...............................     (2,202,925)     (4,458,846)     (1,598,734)     (1,245,215)
  Contract maintenance fees .................        (57,470)        (54,430)        (14,789)        (11,861)
  Surrender charges .........................        (25,252)        (28,364)        (17,074)        (14,738)
                                                     -------         -------         -------         -------
Net increase (decrease) in net assets
  derived from contract transactions ........     (2,235,898)       (298,051)       (985,668)       (667,453)
                                                  ----------        --------        --------        --------
Total increase (decrease) in net assets ...      (18,601,149)    (19,553,680)     (1,471,611)       (370,279)
Net assets at beginning of year ...........       41,391,480      60,945,160      14,573,447      14,943,726
                                                  ----------      ----------      ----------      ----------
Net assets at end of year .................      $22,790,331     $41,391,480     $13,101,836     $14,573,447
                                                 ===========     ===========     ===========     ===========

The accompanying notes are an integral part of these financial statements

                                                                     For the Periods ended December 31,
                                                                   ----------------------------------
                                                     T. Rowe Price                 T. Rowe Price
                                                     Equity Income               International Stock         Janus Aspen Growth
                                                     -------------               -------------------         ------------------
                                                   2001          2000*           2001           2000*         2001           2000*
                                                   ----          -----           ----           -----         ----           -----
Increase (decrease) in net assets
  from operations:
 Net investment income (loss) ..............       $7,783         $1,733         $1,634       $     81       $(13,937)       $4,601
Realized gains (losses) ...................        44,608         11,230        (27,066)         3,387       (150,686)       17,006
Unrealized appreciation (depreciation), net       (31,078)        20,773        (14,226)       (25,570)      (257,443)     (194,609)
                                                  -------         ------        -------        -------       --------      --------
Net increase (decrease) in net assets
from operations ...........................        21,313         33,736        (39,658)       (22,102)      (422,066)     (173,002)
                                                   ------         ------        -------        -------       --------      --------
Contract transactions:
Purchase payments .........................     1,290,517        112,885         43,517         46,000        820,841       789,586
Transfers between subaccounts, net ........       300,208        392,917          6,492        123,254        131,697       513,824
Withdrawals ...............................       (76,103)        (3,756)        (5,589)             -       (100,380)         (841)
Contract maintenance fees .................          (794)           (48)          (202)             -         (2,432)         (132)
Surrender charges .........................          (561)          (225)           (43)             -         (1,661)          (15)
                                                     ----           ----            ---                        ------           ---
Net increase (decrease) in net assets
derived from contract transactions ........     1,513,267        501,773         44,175        169,254        848,065     1,302,422
                                                ---------        -------         ------        -------        -------     ---------
Total increase (decrease) in net assets ...     1,534,580        535,509          4,517        147,152        425,999     1,129,420
Net assets at beginning of year ...........       535,509              -        147,152              -      1,129,420             -
                                                  -------                       -------                     ---------
Net assets at end of year .................    $2,070,089       $535,509       $151,669       $147,152     $1,555,419    $1,129,420
                                               ==========       ========       ========       ========     ==========    ==========

*Commenced offering on May 1, 2000.

The accompanying notes are an integral part of these financial statements

                                                                  For the Periods ended December 31,
                                                                   ----------------------------------
                                                       Janus Aspen                  Janus Aspen                  Janus Aspen
                                                   Capital Appreciation           Worldwide Growth                  Balanced
                                                   --------------------           ----------------                  --------
                                                    2001          2000*         2001            2000*         2001          2000*

Increase (decrease) in net assets
  from operations:
Net investment income (loss) ..............        $2,697         $2,762        $(3,558)        $3,097        $29,029       $19,770
Realized gains (losses) ...................       (85,160)         1,035        (59,958)        12,460        (48,092)       14,441
Unrealized appreciation (depreciation), net       (95,220)       (87,142)      (116,936)      (111,386)       (36,782)      (51,167)
                                                  -------        -------       --------       --------        -------       -------
Net increase (decrease) in net assets
from operations ...........................      (177,683)       (83,345)      (180,452)       (95,829)       (55,845)      (16,956)
                                                 --------        -------       --------        -------        -------       -------
Contract transactions:
Purchase payments .........................       487,537        403,503        325,138        487,260      1,023,155       737,846
Transfers between subaccounts, net ........        37,844        273,199        (11,509)       241,557        190,616       165,265
Withdrawals ...............................       (45,616)        (1,128)       (25,914)          (522)      (113,529)      (17,919)
Contract maintenance fees .................        (1,862)          (130)        (1,691)           (97)        (2,474)          (54)
Surrender charges .........................        (2,052)           (45)        (1,561)           (44)        (3,062)         (774)
                                                   ------            ---         ------            ---         ------          ----
Net increase (decrease) in net assets
derived from contract transactions ........       475,851        675,399        284,463        728,154      1,094,706       884,364
                                                  -------        -------        -------        -------      ---------       -------
Total increase (decrease) in net assets ...       298,168        592,054        104,011        632,325      1,038,861       867,408
Net assets at beginning of year ...........       592,054              -        632,325              -        867,408            -
                                                  -------                       -------                       -------
Net assets at end of year .................      $890,222       $592,054       $736,336       $632,325     $1,906,269      $867,408
                                                 ========       ========       ========       ========     ==========      ========

*Commenced offering on May 1, 2000.

The accompanying notes are an integral part of these financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 and 2000

1.Organization

  The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 2, 1983 and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

  The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., and Janus Aspen Series (collectively the Funds) at the portfolios' net asset value in accordance with the selection made by the contract owners.

  On May 1, 2000, the Company began offering six additional subaccounts with related Portfolios as investment options in connection with the Contract. The additional Portfolios are as follows:

    T. Rowe Price Equity Series, Inc.         Janus Aspen Series
      T. Rowe Price Equity Income Portfolio     Balanced Portfolio
                                                Growth Portfolio
    T. Rowe Price International Series, Inc.    Capital Appreciation Portfolio
         T. Rowe Price International            Worldwide Growth Portfolio
           Stock Portfolio

The Funds are diversified open-end management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Account's Annual Report.

2. Significant Accounting Policies

Valuation of Investments

   Investments in shares of the Funds are valued at the Funds' offering and redemption price per share.

Securities Transactions and Investment Income
   Transactions in shares of the Funds are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

Federal Income Taxes
   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

   Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

3. Purchases and Sales of Securities

   In 2001, purchases and proceeds on sales of the Funds' shares were as follows:
                                                              Proceeds
                                              Purchases       on Sales

Janus Aspen Growth Portfolio ..............    $1,114,378      $277,415
Janus Aspen Aggressive Growth Portfolio ...     1,960,770     4,497,667
Janus Aspen Capital Appreciation Portfolio        672,275       193,857
Janus Aspen Worldwide Growth Portfolio ....       378,900        97,769
Janus Aspen Balanced Portfolio ............     1,381,022       256,929
T. Rowe Price Prime Reserve Portfolio .....     1,929,506     1,380,219
T. Rowe Price Limited Term Bond Portfolio .     1,484,629       730,128
T. Rowe Price Equity Income Portfolio .....     2,047,004       497,746
T. Rowe Price Personal Strategy Balanced
Portfolio .................................     1,644,740     2,387,935
T. Rowe Price International Stock Portfolio       117,505        72,103
                                                  -------        ------
Total .....................................   $12,730,729   $10,391,768
                                              ===========   ===========

   In 2000, purchases and proceeds on sales of the Funds' shares were as follows:
                                                                Proceeds
                                                Purchases       on Sales

Janus Aspen Growth Portfolio ..............     $1,369,276        $42,525
Janus Aspen Aggressive Growth Portfolio ...     72,566,711     66,760,156
Janus Aspen Capital Appreciation Portfolio         714,140         35,474
Janus Aspen Worldwide Growth Portfolio ....        766,508         20,015
Janus Aspen Balanced Portfolio ............        978,488         55,592
T. Rowe Price Prime Reserve Portfolio .....      5,267,758      5,697,014
T. Rowe Price Limited Term Bond Portfolio .      5,882,853      6,226,863
T. Rowe Price Equity Income Portfolio .....        530,188         15,532
T. Rowe Price Personal Strategy Balanced
Portfolio .................................     18,206,169     17,842,775
T. Rowe Price International Stock Portfolio        187,598         13,109
                                                   -------         ------
Total .....................................   $106,469,689    $96,709,055
                                              ============    ===========

4. Expenses and Related Party Transactions

   A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The liability for accrued mortality and expense risk premium amounted to $10,314 at December 31, 2001.

   The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

   There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

  Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

5. Changes in Units Outstanding

  The changes in units outstanding for the year ended December 31, 2001 were as follows:
                                              Units       Units    Net Increase
                                              Issued     Redeemed   (Decrease)


Janus Aspen Growth Portfolio ..............    158,104     39,676    118,428
Janus Aspen Aggressive Growth Portfolio ...     47,784    104,974    (57,190)
Janus Aspen Capital Appreciation Portfolio      98,895     28,288     70,607
Janus Aspen Worldwide Growth Portfolio ....     54,875     14,046     40,829
Janus Aspen Balanced Portfolio ............    146,088     26,504    119,584
T. Rowe Price Prime Reserve Portfolio .....     91,118     67,891     23,227
T. Rowe Price Limited Term Bond Portfolio .     41,668     23,601     18,067
T. Rowe Price Equity Income Portfolio .....    176,524     42,324    134,200
T. Rowe Price Personal Strategy Balanced
Portfolio .................................     43,283     76,243    (32,960)
T. Rowe Price International Stock Portfolio     15,132      9,293      5,839

  The changes in units outstanding for the year ended December 31, 2000 were as follows:

                                               Units      Units    Net Increase
                                               Issued    Redeemed   (Decrease)

Janus Aspen Growth Portfolio ..............    143,493      4,147    139,346
Janus Aspen Aggressive Growth Portfolio ...     83,813     86,408     (2,595)
Janus Aspen Capital Appreciation Portfolio      78,591      3,558     75,033
Janus Aspen Worldwide Growth Portfolio ....     80,867      1,985     78,882
Janus Aspen Balanced Portfolio ............     95,261      5,333     89,928
T. Rowe Price Prime Reserve Portfolio .....     90,542    121,927    (31,385)
T. Rowe Price Limited Term Bond Portfolio .     18,814     41,449    (22,635)
T. Rowe Price Equity Income Portfolio .....     48,466      1,379     47,087
T. Rowe Price Personal Strategy Balanced
Portfolio .................................     79,746    102,421    (22,675)
T. Rowe Price International Stock Portfolio     18,554      1,459     17,095

6.  Unit Values

    A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2001 follows:

                                                                                       Income
                                                  Net Assets         Expenses as a %   as a %
                                                  Unit               of Average Net    of Net    Total
Portfolio                          Units          Value     (000's)     Assets*        Assets    Return
---------                          -----          -----     -------     -------        ------    ------
Janus Aspen Growth ..............   257,774       $6.03      $1,555      1.20%          .07%     (25.73)%
Janus Aspen Aggressive Growth ...   650,711       35.02      22,790      1.20             -      (40.22)
Janus Aspen Capital Appreciation    145,640        6.11         890      1.20           1.40     (22.72)
Janus Aspen Worldwide Growth ....   119,711        6.15         736      1.20            .53     (23.46)
Janus Aspen Balanced ............   209,512        9.10       1,906      1.20           3.10      (5.94)
T. Rowe Price Prime Reserve .....   173,869       19.99       3,475      1.20           3.92       2.68
T. Rowe Price Limited Term Bond .   199,267       29.15       5,809      1.20           5.56       7.07
T. Rowe Price Equity Income .....   181,287       11.42       2,070      1.20           1.53       0.08
T. Rowe Price Personal Strategy
Balanced ........................   445,071       29.44      13,102      1.20           2.87      (3.73)
T. Rowe Price International Stock    22,934        6.61         152      1.20           2.14     (23.37)

  *Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

At December 31, 2001 significant concentrations of ownership were as follows:

                                               Number of
                                             Contract Owners   Percentage Owned

T. Rowe Price International Stock Portfolio         2                45.4

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Directors
Sentry Life Insurance Company
   and
The Contract Owners of
Sentry Variable Account II:

In our opinion, the accompanying combined statement of assets and liabilities and the related separate statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account II, and its Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, and T. Rowe Price International Stock Portfolio at December 31, 2001, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001, by correspondence with the custodian, provide a reasonable basis for our opinion.



s/PricewaterhouseCoopers

Milwaukee, Wisconsin
February 8, 2002

                          Sentry Life Insurance Company
                    Report on Audits of Financial Statements
                                 Statutory Basis
                 For the Years Ended December 31, 2001 and 2000


                         REPORT OF INDEPENDENT AUDITORS

                   To the Board of Directors and Shareholder
                         Sentry Life Insurance Company


We have audited the accompanying statutory-basis balance sheets of Sentry Life Insurance Company (the "Company") as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance (statutory), which practices differ from accounting principles generally accepted in the United States of America (GAAP). We have only been engaged by the Company to audit the accompanying statutory-basis financial statements. The Company is not required to prepare GAAP financial statements and does not prepare GAAP financial statements. The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material. We are therefore required in the following paragraph to issue an adverse opinion as to the conformity of these financial statements with GAAP.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

As discussed in Notes 1 and 16 to the financial statements, the Company adopted the accounting policies in the revised National Association of Insurance Commissioners, Accounting Practices and Procedures Manual - Effective January 1, 2001, as required by the State of Wisconsin Office of the Commissioner of Insurance. The effect of adoption is recorded as an adjustment to policyholders' surplus as of January 1, 2001.


February 15, 2002

                          SENTRY LIFE INSURANCE COMPANY
                         Statutory-Basis Balance Sheets
                           December 31, 2001 and 2000


Assets                                   2001               2000
------                                  ------             ------
Investments:
  Bonds                             $1,189,233,485      $1,144,554,736
  Investment in subsidiary              10,574,548          10,092,789
  Policy loans                          22,965,049          23,400,410
  Cash and short-term investments       23,816,092          20,076,150
                                     -------------        ------------
    Total investments                1,246,589,174       1,198,124,085

Accrued investment income               21,127,362          20,323,113
Premiums deferred and uncollected        5,493,460           5,582,212
Other assets                             1,548,144           1,912,840
Assets held in separate accounts       620,808,238         660,799,928
                                    --------------      --------------
    Total admitted assets           $1,895,566,378      $1,886,742,178
                                     =============       =============

The accompanying notes are an integral part of these statutory-basis financial statements.

                          SENTRY LIFE INSURANCE COMPANY
                   Statutory-Basis Balance Sheets - continued
                           December 31, 2001 and 2000

Liabilities                              2001               2000
-----------                            --------          ---------
Future policy benefits:
  Life                              $  259,539,715      $  257,461,131
  Accident and health                   16,245,572          15,353,595
  Annuity                              806,238,874         769,182,895
Policy and contract claims:
  Life                                   4,087,113           4,268,395
  Accident and health                      992,467           1,100,764
Premium and other deposit funds          1,477,933           1,342,788
Other policyholder funds                 2,590,937           2,483,042
Accounts payable and other
   liabilities                           4,125,901           5,122,659
Federal income taxes accrued             7,067,901           7,841,776
Asset valuation reserve                  1,758,771           5,214,838
Interest maintenance reserve             2,966,901           3,649,316
Liabilities related to separate
   accounts                            619,347,304         659,414,762
                                     -------------       -------------
    Total liabilities                1,726,439,389       1,732,435,961
                                     -------------       -------------

Capital Stock and Surplus
-------------------------
Capital stock, $10 par value;
  authorized 400,000 shares;
  issued and outstanding 316,178
  shares                                 3,161,780           3,161,780
Paid-in surplus                         43,719,081          43,719,081
Earned surplus, unappropriated         122,246,128         107,425,356
                                     -------------       -------------
  Total capital stock and surplus      169,126,989         154,306,217
                                     -------------       -------------
  Total liabilities, capital stock
    and surplus                     $1,895,566,378      $1,886,742,178
                                     =============       =============


The accompanying notes are an integral part of these statutory-basis financial statements.

                          SENTRY LIFE INSURANCE COMPANY
                    Statutory-Basis Statements of Operations
                 For the years ended December 31, 2001 and 2000

                                         2001               2000
                                       -------             -------
Premiums and other income:
  Premiums and annuity
    considerations                  $  194,553,780      $   90,972,151
  Commissions and expense
    allowances on reinsurance ceded      8,329,939           9,530,745
  Net investment income                 94,404,840          92,570,131
  Other income                           8,671,938           8,716,281
                                     -------------       -------------
   Total premiums and other income     305,960,497         301,789,308
                                     -------------       -------------
Benefits and expenses:
  Policyholder benefits and fund
     withdrawals                       180,987,207         197,452,449
  (Decrease) increase in future
     policy benefits and other
     reserves                           40,124,845         (11,552,341)
  Commissions                            7,231,146           7,579,857
  Other expenses                        28,129,776          28,398,543
  Transfers to separate
     accounts, net                      23,795,673          53,983,031
                                     -------------       -------------
  Total benefits and expenses          280,268,647         275,861,539
                                     -------------       -------------

Income before federal income tax
  expense and net realized losses
  on investments                        25,691,850          25,927,769

    Federal income tax expense,
     less tax on net realized
     losses and transfers to
     the IMR                             7,001,502            7,977,424
                                     -------------       --------------
Income before net realized losses
  on investments                        18,690,348           17,950,345

    Net realized losses on
      investments                       (8,441,463)          (1,879,847)
                                     -------------       --------------
Net income                          $   10,248,885      $    16,070,498
                                     =============       ==============


The accompanying notes are an integral part of these statutory-basis financial statements.

                          SENTRY LIFE INSURANCE COMPANY
       Statutory-Basis Statements of Changes in Capital Stock and Surplus
                 For the years ended December 31, 2001 and 2000


                                         2001               2000
                                       -------            -------
Capital stock, beginning of year    $    3,161,780      $     3,161,780
                                     -------------       --------------
Paid-in surplus, beginning and
  end of year                           43,719,081           43,719,081
                                     -------------       --------------
Earned surplus, unappropriated:
  Balance at beginning of year         107,425,356           90,612,838
  Net income                            10,248,885           16,070,498
  Change in non-admitted assets         (1,966,996)                 846
  Change in liability for
    reinsurance                             -                    10,000
  Change in asset valuation reserve      3,456,067              510,715
  Change in net deferred income tax
    asset                                1,973,795                 -
  Cumulative effect of changes in
    accountingp principles                 651,647                 -
  Change in net unrealized gains
    (losses) on investments                457,374               220,459
                                     -------------       ---------------
Balance at end of year                 122,246,128           107,425,356
                                     -------------       ---------------
   Total capital stock and surplus  $  169,126,989      $    154,306,217
                                     =============       ===============


The accompanying notes are an integral part of these statutory-basis financial statements.

                          SENTRY LIFE INSURANCE COMPANY
                    Statutory-Basis Statements of Cash Flows
                 For the years ended December 31, 2001 and 2000

                                         2001               2000
                                       -------            --------
Premiums and annuity considerations $  194,999,481       $   190,950,489
Allowances and reserve adjustments
  received on reinsurance ceded          8,088,666             9,333,545
Investment income received
  (excluding realized gains and
  losses and net of investment
  expenses)                             91,163,107            90,505,071
Other income received                    8,669,986             8,397,638
Life and accident and health claims
  paid                                 (30,951,081)          (30,635,524)
Surrender benefits                    (102,711,558)         (114,017,700)
Other benefits to policyholders paid   (47,626,583)          (52,414,844)
Commissions, other expenses, and
  taxes paid (excluding federal
  income taxes)                        (34,841,862)          (35,473,943)
Net transfers to separate accounts     (23,872,103)          (54,296,148)
Dividends to policyholders paid           (316,452)             (308,716)
Federal income taxes paid               (7,790,299)           (8,545,346)
                                     -------------       ---------------
    Net cash from operations            54,811,302             3,494,522
                                     -------------       ---------------

Proceeds from investments sold,
  matured, or repaid:                   95,874,982            88,143,099
     Tax on net capital losses           1,384,424               104,925
                                     -------------       ---------------
  Total investment proceeds             97,259,406            88,248,024

Other cash provided                      1,775,682             2,345,435
Net decrease (increase) in policy
  loans                                    435,361              (116,164)
                                     -------------       ---------------
    Total cash provided                154,281,751            93,971,817
                                     -------------       ---------------
Cost of bonds acquired                 148,631,396            90,866,213

Other cash applied:
  Other applications, net                1,910,413             3,863,453
                                     -------------       ---------------
    Total cash applied                 150,541,809            94,729,666
                                     -------------       ---------------
    Net change in cash and short-
     term investments                    3,739,942               (757,849)

Cash and short-term investments:
  Beginning of year                     20,076,150             20,833,999
                                     -------------       ----------------
  End of year                       $   23,816,092      $      20,076,150
                                     =============       ================

The accompanying notes are an integral part of these statutory-basis financial statements.

                          SENTRY LIFE INSURANCE COMPANY
                  Notes to Statutory-Basis Financial Statements

1.   Basis of Presentation and Significant Accounting Policies

Basis of Presentation

Sentry Life Insurance Company (the Company) is a wholly-owned subsidiary of Sentry Insurance a Mutual Company (SIAMCO). The Company writes insurance products in all states except New York primarily through direct writers who market the Company's individual life insurance, annuities and group health and pension products. The Company also uses direct mail and third party administrators for the marketing of its group life and health products.

The Company maintains its accounts in conformity with accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance (OCI). Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Effective January 1, 2001, the Company is required to prepare its statutory basis financial statements in accordance with the National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual (APPM), subject to any deviations prescribed or permitted by the OCI. See Note 16 for further discussion.

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Significant Accounting Policies

A.       Investment Securities

Investment securities are valued in accordance with the requirements of the NAIC as follows: bonds which qualify for amortization are stated at amortized cost using the interest method, and bonds not qualifying are carried at the lesser of amortized cost or NAIC market values. Under accounting principles generally accepted in the United States of America (GAAP), bonds would be classified as either trading, available for sale or held-to-maturity. The carrying value for those securities classified as held-to-maturity would be amortized cost under GAAP. All other debt securities would be carried at market value under GAAP, with unrealized gains and losses on securities in the trading and available for sale categories recognized in net income and directly to surplus, respectively. Common stock of the Company's unconsolidated subsidiary is carried at its underlying statutory capital and surplus. The change in the subsidiary's underlying equity between years is reflected as a change in unrealized gains (losses). Under GAAP, the entity's balance sheet and results of operations would be consolidated with the Company. Policy loans are carried at the aggregate of unpaid principal balances plus accrued interest and are not in excess of cash surrender values of the related policies. Short-term investments are carried at amortized cost, which approximate market value.

Investment income is recorded when earned. Market value adjustments on investments carried at market are reflected in earned surplus as unrealized gains (losses) on investments. Realized gains and losses are determined on the specific identification method and are recorded directly in the statements of operations, net of federal income taxes and after transfers to the Interest Maintenance Reserve, as prescribed by the NAIC. Beginning January 1, 2001, realized investment gains and losses also include valuation adjustments for impairment of bonds and other invested assets with a decline in value that management considers to be other than temporary. Such impairments result in the establishment of a new cost basis for these assets. Income on mortgage-backed securities is recognized using an effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

B. Non-Admitted Assets

For statutory accounting purposes, certain assets are designated as "non-admitted" and have been excluded from the balance sheets and charged to earned surplus. Under GAAP, such assets would be recognized at net realizable value.

Non-admitted assets totaled $11,368,185 and $9,502 at December 31, 2001 and 2000, respectively.

C.  Policy Benefits

Liabilities for traditional life and limited-payment life contracts are computed using methods, mortality and morbidity tables and interest rates which conform to the valuation laws of the State of Wisconsin. The liabilities are primarily calculated on a modified reserve basis. The effect of using a modified reserve basis partially offsets the effect of immediately expensing acquisition costs by providing a policy benefit reserve increase in the first policy year which is less than the reserve increase in renewal years. Future policy benefits for life policies and contracts were primarily determined using the Commissioner's reserve valuation method with interest rates ranging from 2.5% to 6%. Additional statutory policy deficiency reserves have been provided where the valuation net premium exceeds the gross premium.

Future policy benefits for annuity contracts, primarily for individual and group deferred annuities, were primarily determined using the Commissioner's annuity reserve valuation method with interest rates ranging from 2.5% to 15.0%. Group health reserves consist predominantly of long-term disability reserves representing the present value of amounts not yet due calculated using standard disability tables and various interest rates.

Reserves for universal life-type, annuity, and deposit contracts are based on the contract account balance, if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future payments when such payments are guaranteed.

Under GAAP, traditional life reserves would be computed using mortality, withdrawal, interest rate, and expense assumptions that are based on Company experience, including a provision for adverse deviation. Reserves for universal life-type and investment contracts would generally be based on the contract account value less any withdrawal charges.

D.  Interest Maintenance Reserve (IMR)

Realized capital gains and losses on the Company's fixed income investments attributable to interest rate changes are deferred in the Interest Maintenance Reserve (IMR) net of tax. The IMR adjusts the impact of realized gains and losses on policyholder's surplus by deferring realized gains and losses and amortizing them into investment income over the approximate remaining lives of the investments sold. For GAAP purposes, there is no such reserve.

E.  Asset Valuation Reserve (AVR)

The AVR mitigates fluctuations in the values of invested assets including bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are included in policyholders' surplus. An AVR is not allowed for GAAP purposes.

F. Revenue and Expense Recognition

Premiums for traditional life insurance policies and limited payment contracts are taken into income when due. Amounts collected on policies that do not subject the Company to any risks arising from policyholder mortality or morbidity (deposit contracts), such as supplementary contracts without life contingencies, are recorded as increases to policyholder account balances. Revenue for these policies consists of net investment income and policy charges. Under GAAP, revenue on contracts without significant mortality or longevity risk (investment contracts) would be accounted for similar to deposit contracts.

The Company has no direct employees and does not own equipment. It utilizes services provided by employees and equipment of SIAMCO and occupies space in SIAMCO's office building. Accordingly, the Company participates in an expense allocation system with certain affiliated companies. Expenses of the Company consist of direct charges incurred and an allocation of expenses (principally salaries, salary-related items, rent and data processing services) between certain affiliated companies. The Company recognized expenses of $29,782,754 and $30,435,958 for 2001 and 2000 respectively, under this allocation agreement.

G.  Acquisition Costs

Costs directly related to the acquisition of insurance premiums, such as commissions and premium taxes, are charged to operations as incurred. Under GAAP, such acquisition costs would be capitalized and amortized over the policy periods or expected life of the contract.

H.  Federal Income Tax

The Company is included in the consolidated federal income tax return of SIAMCO. Income taxes payable or recoverable are determined on a separate return basis by the Company in accordance with a written tax allocation agreement approved by the Company's Board of Directors. In 2000, deferred federal income taxes were not calculated to provide for temporary differences between tax and financial reporting, as they would have been under GAAP. In 2001, the Company recorded deferred tax assets and liabilities to reflect temporary differences between tax and financial reporting.

2.  Investments

The book value and estimated market value of bonds are as follows:

                                                                       Gross              Gross               Estimated
At December 31, 2001                              Book               Unrealized         Unrealized              Market
                                                 Value                 Gains              Losses                Value
                                               ---------------      --------------     --------------       ----------------
US Treasury securities and
obligations of US government
corporations and agencies                      $    45,645,130      $    2,884,531     $       97,190       $     48,432,471
Obligations of states and political
subdivisions                                           448,972              80,004                  -                528,976
Corporate securities                               917,312,527          31,514,558         26,701,807            922,125,278
Mortgage-backed securities                         225,826,856          11,279,590            102,239            237,004,207
                                                --------------       -------------       ------------         ---------------
  Total                                        $ 1,189,233,485      $   45,758,683     $   26,901,236       $  1,208,090,932
                                                ==============       =============       ============         ===============


                                                                      Gross              Gross               Estimated
At December 31, 2000                              Book               Unrealized         Unrealized              Market
                                                 Value                 Gains              Losses                Value
                                               ---------------      --------------     --------------       ----------------
US Treasury securities and
  obligations of US government
  corporations and agencies                    $    43,186,244      $    2,508,132     $       44,357       $     45,650,019
Obligations of states and political                    446,374              66,943                  -                513,317
  subdivisions
Corporate securities                               885,948,956          26,952,126         39,049,135            873,851,947
Mortgage-backed securities                         214,973,162           9,242,119            209,494            224,005,787
                                               ---------------      --------------     --------------       ----------------
  Total                                        $ 1,144,554,736      $   38,769,320     $   39,302,986       $  1,144,021,070
                                                ==============       =============      =============        ===============


Book value and estimated market value of bonds at December 31, 2001, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.
                                                              Estimated
                                               Book             Market
                                               Value            Value
                                         ---------------    --------------
Due in one year or less                  $    21,793,560   $    22,847,161
Due after one year through five years        136,541,591       142,358,410
Due after five years through ten years       170,582,601       178,496,995
Due after ten years                          634,488,877       627,384,159
                                          ---------------    --------------
  Subtotal                                   963,406,629       971,086,725
Mortgage-backed securities                   225,826,856       237,004,207
                                          ---------------    --------------
  Total                                  $ 1,189,233,485   $ 1,208,090,932
                                          ===============    ==============

The bond portfolio distribution by quality rating (primarily Moody's) at December 31, 2001 is summarized as follows:

       Aaa                             24.63%
       Aa                               8.09%
       A                               43.35%
       Baa                             20.55%
       Ba & below and not rated         3.38%
                                    ----------
                                      100.00%
                                    ==========

Generally, bonds with ratings of Baa and above are considered to be investment grade.

Proceeds from sales of bonds during 2001 and 2000, including maturities and calls, were $95,874,982 and $88,143,099, respectively. In 2001 and 2000, respectively, gross gains of $1,514,575 and $874,777 and gross losses of $11,204,662 and $5,452,588 were realized on these sales before transfer to the IMR liability.

The Company has elected to use the retrospective adjustment method to account for securities purchased. There are no securities purchased prior to January 1, 1994 where historical cash flows are not available. Prepayment assumptions for single class and multi-class mortgage-asset-backed securities were obtained from HUB Data. The Company used HUB Data and A.G. Edwards data pricing services in determining the market values for its loan-backed securities. The Company has no negative yield situations requiring a change from the retrospective to prospective methodology.

At December 31, 2001 and 2000, investments carried at $4,125,007 and $4,228,997, respectively, were on deposit with various governmental agencies as required by law.

3. Unconsolidated Subsidiary

Condensed financial information regarding SLONY is as follows:

                                              2001               2000
                                           ----------        ----------
     Investments                         $ 32,937,343     $  31,299,738
     Total assets                          42,838,178        39,393,882
     Policy reserves and benefits          22,003,925        21,235,880
     Total liabilities                     32,263,630        29,301,093
     Statutory capital and surplus         10,574,548        10,092,789
     Premium income                         8,571,153         8,317,069
     Net investment income                  2,347,302         2,369,669
     Benefits and expenses                  8,931,399         9,011,697
     Net income                             1,376,559         1,064,801

4.   Net Investment Income and Net Realized and Unrealized Gains (Losses)

     Sources of net investment income for 2001 and 2000 are as follows:

                                               2001             2000
                                          ------------       ----------
     Dividends received from subsidiary  $     900,000     $    880,000
     Interest:
         Bonds                              90,371,007       88,606,153
         Short-term investments              1,029,229          792,012
         Other investments                   1,647,350        1,628,646
         Amortization of IMR                   803,290        1,007,895
                                           -----------       ----------
            Gross investment income         94,750,876       92,914,706
     Investment expense                        346,036          344,575
                                           -----------       ----------
           Net investment income         $  94,404,840     $ 92,570,131
                                           ===========      ===========

The components of net realized gains (losses) and changes in net unrealized gain (losses) on investments which are reflected in the accompanying statutory-basis financial statements are as follows:

                               Realized                       Unrealized
                       ---------------------------     ----------------------
                           2001            2000          2001          2000
                       -----------     ----------      --------      --------
Common stock of
  unconsolidated
  subsidiary           $       -       $       -       $481,759      $222,879
Bonds                   (9,690,089)     (4,577,809)     (21,769)          -
Stock                          -               -         (2,616)       (2,420)
Capital gains
tax                      1,369,502       1,384,424          -             -
                         ---------       ---------     --------       -------
Pre-IMR capital
  gains (losses),
  net of tax            (8,320,587)     (3,193,385)     457,374       220,459
IMR capital gains
  transferred into
  the reserve, net
  of tax                  (120,876)      1,313,538          -             -
                         ---------       ---------     --------       -------
                       $(8,441,463)    $(1,879,847)    $457,374      $220,459
                         =========       =========     ========       =======

5.  Income Taxes

For the year ended December 31, 2000 the federal income tax expense in the consolidated statutory-basis statements of operations differs from that computed based on the federal statutory rate of 35%. The reasons for these differences are as follows:

Beginning January 1, 2001 the Company adopted Statement of Statutory Accounting Principles No. 10 - Income Taxes. This standard requires the Company to account for deferred income tax assets and liabilities, which reflect the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities. Prior to 2001, no deferred tax balances were reported. The components of the net deferred tax asset at December 31, 2001 were as follows:

As of December 31, 2001 non-admitted deferred tax assets were $11,332,505. This is reported as a component of the change in non-admitted assets.

Deferred tax assets relate primarily to temporary differences between the tax and financial statement bases of policy benefits liabilities, as well as the temporary difference created by unamortized policy acquisition costs capitalized for tax purposes. Deferred tax assets increased by $1,464,801 for the year ended December 31, 2001 due primarily to increases in these same temporary differences. Deferred tax liabilities relate primarily to temporary differences between the tax and financial statement basis of investments. Deferred tax liabilities increased by $739,036 for the year ended December 31, 2001 due primarily to changes in temporary differences relating to investments.

Changes in deferred tax assets and liabilities related to changes in unrealized gains and losses on investments are reported as a component of changes in unrealized capital gains and losses in the consolidated statement of changes in surplus. Other changes in deferred tax assets and liabilities are direct adjustments to surplus and are separately reported in the consolidated statement of changes in surplus.

The Company's taxable income can vary significantly from income from operations before taxes due to the differences between book and tax valuations of assets and liabilities. Also, the Company must capitalize and amortize for tax purposes, as opposed to immediately deducting, an amount deemed to represent the cost of acquiring new business.

The significant components of the total tax provision are:

The Company's effective tax rate of 31.3% for the year ending December 31, 2001 is determined as the relationship between the sum of the total tax provision, which is the sum of current income taxes incurred and the change in deferred tax assets/liabilities not related to unrealized gains and losses on investments, to the sum of income from operations before taxes and pretax net realized gains. This rate was less than the federal corporate rate of 35% primarily caused by the amortization of IMR.

At December 31, 2001 the Company had no operating loss carry-forwards. The Company incurred federal income taxes of $5,840,623, $6,614,301, and 8,529,978, in 2001, 2000, and 1999 respectively. These amounts will be available for recoupment in the event of future net losses.

Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as the "policyholders' surplus account." The amounts included in this account are added to taxable income of later years at rates then in effect if the life insurance company elects to distribute tax basis policyholders' surplus to stockholders as dividends or takes certain other actions. Any distributions are first made from another tax memorandum account known as the "stockholders' surplus account." The aggregate accumulation in the tax policyholders' surplus and stockholders' surplus accounts of the consolidated life insurance subsidiaries were $5,605,476 and $120,867,371, respectively, at December 31, 2001. A deferred tax liability was not recognized on the policyholders' surplus account although this amount could become taxable to the extent that future shareholder dividends are paid from this account.

The federal income tax returns of SIAMCO have been examined through 1996. SIAMCO and the Internal Revenue Service have resolved all issues relating to 1996 and prior years. In the opinion of management, future tax assessments related to prior years are not expected to have a material adverse impact on the financial statements.

6.  Disclosures About Fair Values of Financial Instruments

Statutory accounting principles define fair values of financial instruments as the amount at which that instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

The fair values presented below may not be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Certain financial instruments and all non-financial instruments are excluded from the statutory disclosure requirements. Financial instruments which are exempt include life policy benefits with mortality or morbidity risk. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company.

For cash and short-term investments and accrued investment income, the carrying amount approximates fair value. Policy loans are an integral part of the underlying insurance contract and have no stated maturity dates; therefore, no reasonable estimate of fair value can be made. Interest rates range from 5% to 8%.

The following methods and assumptions were used to estimate the fair value of each significant class of financial instruments for which it is practicable to estimate that value:

Bonds

Estimated fair value is generally based on market values published by the NAIC's Securities Valuation Office (SVO). If a market value from SVO is not available, fair value is based on quoted prices provided by independent pricing services or is estimated by management based on quoted market prices of comparable securities.

Separate Accounts

The fair value of assets held in separate accounts and the related liabilities are based on quoted market prices.

Aggregate Reserves for Investment-Type Contracts

The fair value of investment-type contracts is estimated by reducing the policyholder liability for applicable surrender charges.

Structured Settlements

The fair value of the liability for structured settlements is estimated by discounting future cash flows using the current rates being offered for similar settlements.

Liability for Premium and Other Deposit Funds

The fair value for contracts with stated maturities is estimated by discounting future cash flows using current rates being offered for similar contracts. For those with no stated maturity, the fair value is estimated by calculating the surrender value.

The estimated fair values of the Company's significant financial instruments are as follows:

At December 31, 2001             Statement            Estimated
                                   Value              Fair Value
                               -------------        -------------
Assets:
  Bonds                       $1,189,233,485       $1,208,090,933
  Assets held in separate
    accounts                     620,808,238          620,808,238
Liabilities:
  Aggregate reserves for
    investment-type contracts    750,512,330          746,070,076
  Structured settlements          55,726,544           63,206,698
  Liabilities for premium and
    other deposit funds            1,477,933            1,477,933
  Liabilities related to
    separate accounts            619,347,304          619,347,304

At December 31, 2000             Statement            Estimated
                                   Value              Fair Value
                              --------------       --------------
Assets:
  Bonds                       $1,144,554,736       $1,144,021,070
  Assets held in separate
     accounts                    660,799,928          660,799,928
Liabilities:
  Aggregate reserves for
     investment-type contracts   715,474,850          705,425,920
  Structured settlements          53,708,045           59,700,532
  Liabilities for premium and
     other deposit funds           1,342,788            1,342,788
  Liabilities related to
     separate accounts           659,414,762          659,414,762

7.  Reinsurance

The Company has entered into assumed reinsurance contracts for participation in reinsurance pools and to provide surplus protection for its wholly-owned subsidiary. Assumed life in-force amounted to approximately 34% and 29% of total in-force (before ceded reinsurance) at December 31, 2001 and 2000 respectively.

The Company has entered into reinsurance ceded contracts to limit the net loss potential arising from large risks. Generally, life benefits in excess of $250,000 and all group health liabilities, except for liabilities relating to SIAMCO's employee benefit plans, are ceded to reinsurers. The group health liabilities are ceded to SIAMCO.

The Company cedes insurance to other insurers under various contracts which cover individual risks or entire classes of business. Although the ceding of insurance does not discharge the Company from its primary liability to policyholders in the event any reinsurer might be unable to meet the obligations assumed under the reinsurance agreements, it is the practice of insurers to reduce their balances for amounts ceded. The amounts included in the accompanying statutory-basis financial statements for reinsurance were as follows:

                                      2001
                                 (000's omitted)
  ---------------------------------------------------------------------------
                            Affiliated                  Unaffiliated
                         -----------------      ---------------------------
                          Assumed   Ceded        Assumed            Ceded
                          -------   ------       ---------         -------
Premiums                   $263   $ 16,384         $7,978          $4,836
Benefits                      -     40,697          7,922           2,259
Commissions                   8      6,961              -           1,369
Future policy benefits:
  Life and annuities         58          -             17           2,140
  Accident and health         -    172,419              -              66
Intercompany receivable       -      2,454              -               -



                                      2000
                                 (000's omitted)
  -----------------------------------------------------------------------------
                            Affiliated                   Unaffiliated
                         -----------------      ---------------------------
                          Assumed   Ceded        Assumed            Ceded
                          -------   -------      --------          --------

Premiums                   $250   $ 19,210         $7,880          $4,071
Benefits                     94     47,440          7,967           1,553
Commissions                   4      8,219              -           1,311
Future policy benefits:
  Life and annuities         63          -             18           1,583
  Accident and health         -    191,886              -              68
Intercompany receivable        -     2,660              -               -

8.  Commitments and Contingencies

In the normal course of business, there are various legal actions and proceedings pending against the Company. In the opinion of management and legal counsel, the ultimate resolution of these matters will not have a material adverse impact on the Company's statutory-basis financial statements.

State guaranty funds can assess the Company for losses of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes that its ultimate cost for these assessments will not have a material adverse effect on the financial statements.

9. Other Related Party Transactions

The Company has issued insurance and investment contracts to certain employee benefit plans for SIAMCO. Premiums included in the accompanying statutory-basis statements of operations (net of ceded premiums) are approximately $37,753,041 and $33,641,000 in 2001 and 2000, respectively.

The Company has provided coverage in the form of annuity contracts as structured settlements for SIAMCO's workers' compensation claims. Reserves for future policy benefits at December 31, 2001 and 2000 included
$55,726,544 and $53,708,045, respectively, relating to these contracts.

Also, see Note 7 for other related party transactions.

10. Withdrawal Characteristics of Annuity Reserves and Deposit Liabilities

Annuity reserves and deposits of approximately $1,347 and $1,349 million in 2001 and 2000 respectively, are subject to withdrawal at the discretion of the annuity contract holders. Approximately 96% in both years, carry surrender charges.

11. Liability for Accident and Health Benefits

Activity in the liability for accident and health benefits is summarized as follows:

                                        2001                   2000
                                     ------------           -----------
Balance January 1                    $14,388,361           $11,929,284
                                      -----------           -----------
Incurred related to:
  Current year                         6,969,886             6,420,025
  Prior years                            221,916               905,192
                                      -----------           -----------
Total incurred                         7,191,802             7,325,217
                                      -----------           -----------
Paid related to:
  Current year                         3,235,291             3,016,518
  Prior years                          1,945,635             1,849,622
                                      -----------           -----------
Total paid                             5,180,926             4,866,140
                                      -----------           -----------
Balance at December 31                16,399,235            14,388,361
Reserves not subject to development      838,804             2,065,998
                                      -----------           -----------
Total accident and health reserves   $17,238,039           $16,454,359
                                      ===========           ===========

12. Separate Accounts

The Company issues group annuity contracts which include the option of placing deposits received in connection with these contracts in separate accounts. The Company also issues variable annuity contracts and variable universal life contracts which require deposits to be placed in separate accounts. A separate account is an accounting entity segregated as a discrete operation within an insurance company. Separate account assets, consisting primarily of mutual funds, are reported at market value and liabilities are recorded at amounts equal to assets. A contra-liability is recorded to adjust separate account liabilities to amounts computed using applicable statutory reserving tables. The contract holders are the only persons having rights to any assets in the separate accounts or to income arising from these assets. All separate account liabilities are non-guaranteed and are subject to market value adjustments upon withdrawal.

Transfers as reported in the Summary of Operations of the Separate Accounts Statement

  Transfers to separate accounts                          $107,574,276
  Transfers from separate accounts                          81,188,955
                                                           -----------

  Net transfers to separate accounts                        26,385,321
     Reconciling Adjustments:
       Contract fees                                          (704,827)
       Loss for delays in processing                           (41,883)
       Reinvested risk fees                                 (2,135,165)
       Last day of activity                                    292,227
                                                           -----------
          Total Adjustments                                  2,589,648
                                                           -----------
     Transfers as reported in the summary of operations
          of the life, accident and health statement      $ 23,795,673
                                                           ===========


13. Reserves for Life Contracts and Deposit-Type Contracts

The Company waives deduction of deferred fractional premiums upon the death of an insured and returns any portion of the final premium for coverage beyond the end of the policy month of death. Surrender values are not promised in excess of legally computed reserves.

For insurance on substandard lives the gross premium of the true age and an extra premium to provide for the additional risk are charged. For universal life policies the reserve equals the unearned extra premium. For other policies the reserve equals 3/4 of the sum of the reserve reported at the end of the previous year and the extra annual premium in force at the end of the current year.

As of December 31, 2001 the Company has $431,755,979 of insurance in force for which the gross premiums are less than the net premiums according to the valuation standard set by the State of Wisconsin.

The tabular interest is determined by formula as described in the instructions to the NAIC's annual statement (Instructions) except for universal life plans and the retirement deposit accounts where basic policy data is used. Tabular reserves less actual reserves released and tabular cost are determined by formula as described in the Instructions.

Tabular interest on funds not involving life contingencies is determined by using actual interest earned during the year.

14. Subsequent Events

The Company recorded a $130.5 million deposit on January 2, 2002 related to a transferred asset under a group annuity contract issued to its parent sponsored 401k plan. This deposit was invested in the separate accounts of the Company and will materially increase the assets and liabilities associated with the separate accounts of the Company.

15. Premium and Annuity Considerations Deferred and Uncollected

The components of deferred and uncollected premiums are as follows:

                            Gross         Loading       Net of Loading
                          ----------     --------         ----------
Ordinary new business    $  910,195      $217,231         $  692,964
Ordinary renewal          3,814,810         6,433          3,808,377
Group life                  715,067        43,019            672,048
Individual annuity              239            12                227
                          ---------      --------         ----------
  Total                  $5,440,311      $266,695         $5,173,616
                          =========       =======          =========

16. Accounting Changes

The Company adopted certain accounting changes required to conform to the provisions of the NAIC's APPM. The cumulative effect of adopting these accounting changes is the difference between the amount of surplus at the beginning of the year and the amount of surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The cumulative effect resulted in an increase to surplus on the effective date and consists of the following components:

Cost of collection liability   $ 199,929
Net deferred tax assets          451,718
                                 -------
    Total                      $ 651,647
                                ========

                                     PART C

                                     PART C

                                OTHER INFORMATION

ITEM 24  Financial Statements and Exhibits

(a)      Financial Statements of Sentry Variable Account II

      Included in Part A:
             Condensed Financial Information

      Included in Part B:
             Report of Independent Accountants
             Statement of Assets and Liabilities, December 31, 2001
             Statements of Operations for the years or periods ended
               December 31, 2001 and 2000
             Statements of Changes in Net Assets for the years or periods ended
               December 31, 2001 and 2000
             Notes to Financial Statements, December 31, 2001 and 2000

         Financial Statements of Sentry Life Insurance Company

      Included in Part B
             Report of Independent Accountants
             Statutory-Basis Balance Sheets, December 31, 2001 and 2000 Statutory-Basis Statements of Operations for the years ended
                  December 31, 2001 and 2000
             Statutory-Basis Statements of Changes in Capital Stock and Surplus
                  for the years ended December 31, 2001 and 2000
             Statutory-Basis Statements of Cash Flows for the years ended
                  December 31, 2001 and 2000
             Notes to Statutory-Basis Financial Statements

ITEM 24

(b)      Exhibits
         (1)      Resolutions of the Board of Directors of Sentry Life Insurance
                     Company*
         (2)      Not Applicable
         (3)(i)   Principal Underwriter Agreement*
         (3)(ii)  Registered Representatives Agreement*
         (3)(iii) General Agent Agreement*
         (4)(i)   Individual Flexible Purchase Payment Deferred Variable
                     Annuity Contract*
         (4)(ii)  Contract Amendment pursuant to Tax Reform Act of 1984*
         (5)      Application Form**
         (6)(i)   Articles of Incorporation of Sentry Life Insurance Company*
         (6)(ii)  Bylaws*
         (7)      Not Applicable
         (8)(i)   Fund Participation Agreement with T. Rowe Price Fixed Income
                    Series, Inc., T. Rowe Price Equity Series, Inc., and T. Rowe Price International Series, Inc.***
         (8)(ii)  Fund Participation Agreement with Janus Aspen Series***
         (8)(iii) Fund Participation Agreement with Vanguard Variable Insurance
                    Fund
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Accountants
         (11)     Not Applicable
         (12)     Agreement Governing Contribution to Sentry Variable
                    Account II*
         (13)     Calculation of Performance Information

         *        Exhibits (1), (3)(i), (3)(ii), (3)(iii), (4)(i), (4)(ii), (5),
                  (6)(i), (6)(ii), and (12) are incorporated herein by reference to such exhibits in Registrant's Post-Effective Amendment No. 17 to Form N-4 filed electronically on or about April 30, 1998.

         **       Exhibit (5) is incorporated herein by reference to such
                  exhibit in Registrant's Post-Effective Amendment No. 23 to Form N-4 filed electronically on or about April 28, 2001.

         *** Exhibits (8)(i) and (8)(ii) are incorporated herein by reference to such exhibits in Registrant's Post-Effective Amendment No. 21 to Form N-4 filed electronically on or about January 7, 2001.

ITEM 25  Directors and Officers of the Depositor
         ---------------------------------------

         The following persons are the officers and directors of Sentry Life Insurance Company. The principal business address for each director and officer of the Depositor is 1800 North Point Drive, Stevens Point, Wisconsin 54481.
                          Positions and Offices
                  Name                         With Depositor

         Dale R. Schuh             Director, Chairman of the Board
         Wallace D. Taylor         President
         Janet L. Fagan            Vice President and Director
         William M. O'Reilly       Director and Secretary
         William J. Lohr           Director and Treasurer
         James J. Weishan          Director

ITEM 26  Persons Controlled By or Under Common Control With Depositor

The following is a description of all persons who might be considered to be directly or indirectly controlled by or under common control with the Depositor:

1. The Depositor, a Wisconsin corporation, is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("Sentry Insurance"), a Wisconsin corporation.
2.  The following companies are also wholly-owned subsidiaries of Sentry
    Insurance:
    (a)  Middlesex Insurance Company ("Middlesex"), a Wisconsin corporation;
    (b)  Dairyland Insurance Company ("Dairyland"), a Wisconsin corporation;
    (c)  Sentry Fund, Inc., a Maryland corporation;
    (d)  Parker Stevens Agency, Inc., a Wisconsin corporation;
    (e)  Parker Stevens Agency of Mass., Inc., a Massachusetts corporation;
    (f)  Sentry Investment Management, Inc., a Delaware corporation;
    (g)  Sentry Equity Services, Inc., a Delaware corporation;
    (h)  Sentry Services, Inc., a Wisconsin corporation;
    (i)  Sentry Aviation Services, Inc., a Wisconsin corporation;
    (j)  WAULECO, Inc., a Wisconsin corporation; and
    (k)  Sentry Holding Company, Inc., a Delaware corporation.
3. Sentry Insurance is also affiliated with Sentry Insurance Foundation, Inc., a Wisconsin corporation.
4. Sentry Insurance is also affiliated with Sentry Lloyd's of Texas, a Texas Lloyd's corporation.
5. Patriot General Insurance Company, a Wisconsin corporation, is a wholly-owned subsidiary of Middlesex.
6. Sentry Select Insurance Company and Sentry Casualty Company, Wisconsin corporations; Sentry Insurance Agency, Inc., a Delaware corporation; and Parker Stevens Agency of Texas, Inc., a Texas corporation, are wholly-owned subsidiaries of Sentry Holding Company, Inc.
7. Sentry Life Insurance Company of New York, a New York corporation, is a wholly-owned subsidiary of the Depositor.
8. Dairyland County Mutual Insurance Company of Texas, a Texas corporation, is affiliated with Dairyland.

ITEM 27  Number of Contract Owners

As of April 1, 2002, there were 3,109 qualified contract owners and 680 non-qualified contract owners.

ITEM 28  Indemnification

Under the Bylaws of Sentry Life Insurance Company, each director and officer of the Company shall be indemnified by the Company against all costs and expenses actually and necessarily incurred by him or her in connection with the defense of any action, suit or proceeding in which he or she is made a party by reason of his or her being or having been a director or officer of the Company, whether or not he or she continues to be a director or officer at the time of incurring such costs or expense, except in relation to matters as to which he or she shall be adjudged in such action, suit or proceeding to be liable for gross negligence or willful misconduct in the performance of his or her duties as such director or officer. This right of indemnification shall not be exclusive of other rights to which any director or officer may be entitled as a matter of law or agreement.

Sentry Equity Services, Inc., the principal underwriter, is a Delaware corporation. The Delaware General Corporation Law, Section 145, provides for indemnification of directors, officers, employees and agents as follows:

  145 INDEMNIFICATION OF OFFICERS, DIRECTORS, EMPLOYEES AND AGENTS -(a) A corporation shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with such action, suit or proceeding if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe the person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that the person's conduct was unlawful.

  (b) A corporation may indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by the person in connection with the defense or settlement of such action or suit if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation unless and only to the extent that the Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

  (c) To the extent that a director, officer, employee or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) and
  (b) of this section, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

  (d) Any indemnification under subsections (a) and (b) of this section (unless ordered by a court) shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances because the person has met the applicable standard of conduct set forth in subsections (a) and (b) of this section. Such determination shall be made (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (3) by the stockholders.

  (e) Expenses (including attorneys' fees) incurred by an officer or director in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that he is not entitled to be indemnified by the corporation as authorized in this section. Such expenses (including attorneys' fees) incurred by other employees and agents may be so paid upon such terms and conditions, if any, as the board of directors deems appropriate.

  (f) The indemnification and advancement of expenses provided by, or granted pursuant to, the other subsections of this section shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office.

  (g) A corporation shall have power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

  (h) For purposes of this section, references to "the corporation" shall include, in addition to the resulting corporation, any constituent corporation (including any constituent of a constituent) absorbed in a consolidation or merger which, if its separate existence had continued, would have had power and authority to indemnify its directors, officers, and employees or agents, so that any person who is or was a director, officer, employee or agent of such constituent corporation, or is or was serving at the request of such constituent corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall stand in the same position under this section with respect to the resulting or surviving corporation as he would have with respect to such constituent corporation if its separate existence had continued.

  (i) For purposes of this section, references to "other enterprises" shall include employee benefit plans; references to "fines" shall include any excise taxes assessed on a person with respect to any employee benefit plan; and references to "serving at the request of the corporation" shall include any service as a director, officer, employee or agent of the corporation which imposes duties on, or involves services by, such director, officer, employee or agent with respect to an employee benefit plan, its participants or beneficiaries; and a person who acted in good faith and in a manner he reasonably believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the corporation" as referred to in this section.

  (j) The indemnification and advancement of expenses provided by, or granted pursuant to, this section shall, unless otherwise provided when authorized or ratified, continue as to a person who has ceased to be director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

  (k) The Court of Chancery is hereby vested with exclusive jurisdiction to hear and determine all actions for advancement of expenses or indemnification brought under this section or under any bylaw, agreement, vote of stockholders or disinterested directors, or otherwise. The Court of Chancery may summarily determine a corporation's obligation to advance expenses (including attorneys' fees).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29  Principal Underwriter

     (a) Sentry Equity Services, Inc., the Principal Underwriter for the Contracts, also acts as Principal Underwriter for:
                Sentry Variable Account I
                Sentry Variable Life Account I
                Sentry Fund, Inc.
     (b) The following persons are the officers and directors of Sentry Equity Services, Inc. The principal business address for each director and officer of the Principal Underwriter is 1800 North Point Drive, Stevens Point, Wisconsin 54481:

                                   Positions and Offices
                Name                   With Underwriter

              Dale R. Schuh         Director and Chairman of the Board
              Wallace D. Taylor     President
              John B. Clifford      Vice President
              William M. O'Reilly   Director and Secretary
              William J. Lohr       Director and Treasurer

     (c)

  Name of       Net Underwriting
 Principal      Discounts &       Compensation On    Brokerage
Underwriter     Commissions       Redemption         Commissions   Compensation

Sentry Equity
Services, Inc.   $212,704           $ 0.00             $0.00        $382,915

ITEM 30  Location of Accounts and Records

As required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder, Sentry Equity Services, Inc. and Sentry Life
Insurance Company maintain physical possession of the accounts, books or documents of the Separate Account at 1800
North Point Drive, Stevens Point, Wisconsin 54481.

ITEM 31  Management Services

Not Applicable.

ITEM 32  Undertakings

(a) Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant hereby undertakes to include either: (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
    (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d) Sentry Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:
1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each Registration Statement, including the Prospectus, used in connection with the offer of the contract;
2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
   Section 403(b)(11) to the attention of the potential participants; and
4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of: (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his or her contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the City of Stevens Point, State of Wisconsin, this 19th day of April, 2002.
                                  Sentry Variable Account II
                                  Registrant

                                  By: Sentry Life Insurance Company


                                  By: s/Wallace D. Taylor
                                      Wallace D. Taylor, President


                                  Sentry Life Insurance Company
                                  Depositor


                                  By: s/Wallace D. Taylor
                                      Wallace D. Taylor, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


                                                         April 22, 2002
s/Dale R. Schuh
Dale R. Schuh, Chairman of the Board and
Director

                                                         April 22, 2002
s/Wallace D. Taylor
Wallace D. Taylor, President


                                                         April 22, 2002
s/Janet L. Fagan
Janet L. Fagan, Vice President and Director


                                                         April 22, 2002
s/William M. O'Reilly
William M. O'Reilly, Secretary and Director


                                                          April 22, 2002
s/William J. Lohr
William J. Lohr, Treasurer and Director


                                                           April 22, 2002
s/James J. Weishan
James J. Weishan, Director